UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	12/31/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 104.55%

Corporate-Backed 6.04%
Allegheny Cnty PA Indl Dev Auth Resdl Inc Pj	5.10%	9/1/2026	BBB-	(a)	$1,000	$715,540
Allegheny Cnty PA Indl Dev Auth Rev	5.50%	11/1/2016	Baa3		2,500	2,093,800
Alliance Arpt Auth Inc TX Spl Facs Rev American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		4,500	1,447,920
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB		750	360,360
Brazos River Auth TX Ref TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	Caa1		3,805	3,087,681
Cass Cnty TX Indl Dev Corp Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB		1,000	630,870
Clark Cnty NV Indl Dev Rev NV Ser C AMT (AMBAC)	5.95%	12/1/2038	A		3,320	2,119,189
Cnty of Nez Perce ID Potlatch Corp Pj	6.00%	10/1/2024	BB		2,200	1,307,878
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev American Airlines Inc AMT	5.50%	11/1/2030	CCC+		2,300	839,891
Escambia Cnty FL Env Impt Rev Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB		500	270,545
Houston TX Spl Facs Continental Ser E	6.75%	7/1/2021	B-		3,000	1,657,680
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		1,550	867,566
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		2,000	1,420,320
Jacksonville FL Econ Dev Gerdau Ameristeel US Inc AMT	5.30%	5/1/2037	BB+		2,350	1,162,733
LA Loc Govt Envr Fac Cmnty Dev Rev Auth	6.75%	11/1/2032	BB+		5,000	3,003,150
Lee Cnty FL Ind Dev Auth Bonita Springs Util Pj AMT (AMBAC)	5.125%	11/1/2019	A+		750	736,823
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1		5	3,805
Mashantucket Western Pequot Tribe CT 2006 Ser A Sub Spl Rev Bd†	5.50%	9/1/2036	Ba3		1,000	577,790
Matagorda Cnty TX Nav Dist No 1 Rev Houston Ltg & Pwr Co AMT (AMBAC)	5.125%	11/1/2028	A		2,800	1,800,960
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A	5.25%	12/1/2013	BBB+	(a)	750	690,128
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A	5.50%	12/1/2015	BBB+	(a)	1,000	885,670
Mission TX Econ Dev Corp Solid Wst Disp Rev Allied Wst NA Inc Pj AMT	5.20%	4/1/2018	BBB		3,500	2,463,335
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3		2,325	1,937,213
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		1,215	610,695
Port of Corpus Christi Auth TX Celanese Pj Ser A	6.45%	11/1/2030	B+		400	229,852
RI St Econ Dev Providence Place Mall (RADIAN)	6.125%	7/1/2020	BBB+		550	553,157
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		1,500	782,505
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		1,000	595,570
Sabine River Auth TX Pollutn Ctrl Rev TXU Elec C	5.20%	5/1/2028	Caa1		3,000	1,436,610
Seminole Tribe FL Spl Oblig Rev Ser A†	5.75%	10/1/2022	BBB		1,000	617,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.00%	12/1/2023	BB	$1,000	$595,270
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.25%	12/1/2016	BB	500	391,180
St. John Baptist Parish LA Rev Marathon Oil Corp Ser A	5.125%	6/1/2037	BBB+	4,820	2,858,260
Texas City TX Indl Dev Corp Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	Aa1	5,500	6,214,285
Tob Sttlmnt Auth WA Tob Sttlmnt Asset Bk	6.50%	6/1/2026	BBB	380	312,466
Trumbull Cnty OH Sew Disp Rev General Motors Corp Pj AMT (AMBAC)	6.75%	7/1/2014	C	2,550	357,842
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,500	1,508,175
Total					47,143,874

Education 8.49%
CA Edl Facs Auth Rev Santa Clara Univ	5.00%	4/1/2021	Aa3	1,000	1,013,220
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	613,930
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	727,850
CA Statewide Cmntys Dev Auth Rev Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	4,005,600
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	2,500	1,848,050
CA Statewide Cmntys Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	2,715	1,716,124
Central WA Univ Sys Rev (FGIC)	5.00%	5/1/2034	A2	1,000	920,510
CO Edl & Cultural Facs Auth Rev Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR	1,500	936,330
Dist of Columbia Rev James F Oyster Elem Sch Pilot (ACA)	6.25%	11/1/2021	NR	450	377,663
Fergus Falls MN Indpt Sch Dist No 544 Sch Bldg Ser A (FSA)	5.00%	1/1/2020	AAA	1,700	1,804,839
FL St Bd of Governors Rev Univ Sys	5.50%	7/1/2020	AA	2,075	2,153,705
Grand Traverse Academy MI Pub Sch Academy Rev	5.00%	11/1/2036	BBB-	1,840	1,017,557
Grand Vly MI St Univ Rev (FGIC)	5.50%	2/1/2018	AA	1,150	1,247,934
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science A	5.40%	9/1/2016	NR	785	640,034
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	1,500	998,955
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj A	5.125%	5/15/2037	BBB-	1,070	632,841
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1	4,300	4,381,786
LA St Univ & Agric & Mech College Hlth Sciences Ctr Pj (MBIA)	6.375%	5/1/2031	AA	2,290	2,378,989
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	2,500	1,494,425
Louisville & Jefferson Cnty Metro Govt Rev Bellarmine Univ Ser A	6.00%	5/1/2038	Baa2	2,500	1,864,250
MA Hlth & Edl Facs Auth Rev Harvard Univ Ser A	5.25%	11/15/2020	AAA	2,000	2,198,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Education (continued)
MA St Dev Fin Agy Rev Wheelock College Ser C	5.25%	10/1/2037	BBB		$5,000	$3,159,200
Marietta GA Dev Auth Rev Life Univ Inc Pj	7.00%	6/15/2030	Ba3		3,000	2,002,650
MD St Econ Dev Corp Rev College Pk Pj	5.50%	6/1/2027	Baa2		3,295	2,312,365
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		2,365	1,664,227
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3		3,080	2,153,074
MI Higher Ed Student Ln Auth Rev Student Ln Ser XVII-P AMT GTD (AMBAC)	4.875%	3/1/2030	AA		1,000	504,310
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.20%	4/1/2024	A2		1,500	1,394,115
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.25%	4/1/2021	A2		1,500	1,472,025
Moorhead MN Edl Facs Rev Concordia College Corp Pj A	5.00%	12/15/2022	A3		1,125	1,108,327
NC Cap Facs Fin Agy Edl Facs Rev Meredith College	6.00%	6/1/2031	BBB		1,975	1,382,243
NY St Dorm Auth Rev Fordham Univ Ser B (AG)	5.00%	7/1/2025	AAA		1,895	1,882,379
NY St Dorm Auth Rev Fordham Univ Ser B (AG)	5.00%	7/1/2026	AAA		3,185	3,141,174
NY St Dorm Auth Rev Rochester Inst Technology Ser A	6.25%	7/1/2029	A1		5,000	5,143,950
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.75%	7/1/2028	BBB-		645	454,422
PA St Pub Sch Bldg Auth College Rev Delaware Cnty Cmnty College Pj (FSA)	5.00%	10/1/2025	Aa3		1,000	993,200
Plymouth MI Edl Ctr Charter Sch Pub Sch Academy Rev	5.375%	11/1/2035	BBB-		405	253,020
Tampa FL Rev Univ Tampa Pj (CIFG)	5.00%	4/1/2035	BBB	(a)	1,000	785,050
Univ MN Spl Purp Rev St Supported Stadium Debt	5.00%	8/1/2029	AA+		1,000	989,830
WA St Univ Athletic Facs Rev (AMBAC)	5.00%	10/1/2022	A2		1,000	1,006,640
WV Univ Rev Univ Sys WV Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	A+		2,880	1,198,109
WV Univ Rev Univ Sys WV Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	A+		800	289,264
Total						66,262,666

General Obligation 19.34%
Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	Baa1		2,000	1,968,320
Bremerton WA (AMBAC)	5.25%	12/1/2027	A2		1,015	1,019,557
Crowley TX Indpt Sch Dist Sch Bldg (PSF GTD)	5.50%	8/1/2029	AAA		1,000	1,038,810
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C (AMBAC)	7.75%	7/1/2027	Aa2		1,000	1,103,580
El Paso Cnty Hosp Dist TX (AG)(b)	5.00%	8/15/2037	AAA		7,500	7,106,775
El Paso Cnty Hosp Dist TX Ser A (AG)	5.00%	8/15/2028	AAA		1,250	1,229,987
Florida St Bd Ed Ser D	5.00%	6/1/2030	AAA		5,000	4,827,700
Foothill-De Anza CA Cmnty College Dist Cap Apprec (MBIA)	Zero Coupon	8/1/2030	Aa1		4,505	1,197,024
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	Aa1		1,800	1,571,274
Fort Bend TX Indpt Sch Dist (PSF GTD)(b)	5.00%	8/15/2028	AAA		4,000	3,964,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Fort Bend TX Indpt Sch Dist (PSF GTD)(b)	5.00%	8/15/2029	AAA	$5,000	$4,955,775
Grand Prairie TX Indp Sch Dist Bldg Ser A (PSF GTD)	5.00%	2/15/2028	AAA	1,000	993,860
Grand Rapids MI Smartzone Loc Dev Auth (AMBAC)	5.375%	6/1/2028	AA	1,125	1,154,869
Gwinnett Cnty Sch Dist(b)	5.00%	2/1/2028	AAA	4,105	4,179,822
Hillsborough Cnty FL Sch Bd COP (MBIA)	5.00%	7/1/2029	AA	715	656,842
Honolulu HI City & Cnty Ser A (FSA)	5.00%	7/1/2022	AAA	3,700	3,834,569
Houston Indpt Sch Dist (PSF GTD)(b)	5.00%	2/15/2025	NR	15,000	15,218,850
Jacksboro TX Indpt Sch Dist Sch Bldg (PSF GTD)	5.125%	2/15/2031	AAA	1,000	1,000,880
Jefferson Cnty AL Sch Warrants (FSA)	5.50%	2/15/2020	AAA	1,000	829,760
King Cnty WA Pub Transn Sales Tax (MBIA)	5.375%	6/1/2029	AAA	1,000	1,019,410
Lake Cnty Forest Preservation Dist IL Ltd Tax Land Acq Ser A	5.00%	12/15/2027	AAA	6,210	6,251,607
Los Angeles Cmnty College Dist Ser F-1	5.00%	8/1/2028	AA	2,000	1,939,220
Los Angeles Unif Sch Dist (FSA)(b)	5.00%	7/1/2028	AAA	7,000	6,746,670
Maricopa Cnty Elementary Sch Dist No 33 Buckeye Ser C	5.70%	7/1/2025	Baa1	2,385	2,344,980
Mason Cnty MI Cent Sch Dist Sch Bldg & Site Ser A (FSA)	5.00%	5/1/2024	AAA	1,070	1,075,789
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	A	1,000	818,680
MI St Strategic Fd Solid Wst Disp Rev Ltd Oblig Wst Mgmt AMT	4.50%	12/1/2013	A2	1,000	823,860
Miami-Dade Cnty FL Bldg Better Com (MBIA/IBC/FGIC)	5.00%	7/1/2028	AA	240	225,022
Montebello CA Unif Sch Dist Election of 2004 (FSA)	5.00%	8/1/2028	AAA	4,000	3,648,600
Morris MN Indpt Sch Dist No 769 Bldg (MBIA)	5.00%	2/1/2028	AAA	1,000	1,078,840
New York City NY Fiscal 2008 Sub Ser C1 (FSA)	5.00%	10/1/2024	AAA	7,050	6,658,161
New York City NY Ser E	5.00%	8/1/2019	AA	5,000	5,072,900
New York NY Sub Ser C-1	5.00%	10/1/2026	AA	5,000	4,584,300
New York NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	12,350	11,463,640
NY St Urban Dev Corp(b)	5.00%	12/15/2025	AAA	1,980	1,969,476
NY St Urban Dev Corp(b)	5.00%	12/15/2026	AAA	2,870	2,854,745
NY St Urban Dev Corp(b)	5.00%	12/15/2027	AAA	1,150	1,143,887
Pima Cnty Unif Sch Dist No 10 Amphitheater AZ Sch Impt Pj 2007 Ser A (AG)	5.00%	7/1/2027	AAA	1,200	1,187,148
Port of Houston Auth Ref Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,012,240
Ramsey Cnty MN St Aid Str Ser C	5.00%	2/1/2024	AAA	500	507,700
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,172,547
Richland Cnty SC	5.375%	3/1/2031	AA	1,195	1,227,301
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,288,446
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,353,673
Royal Oak MI Cap Impt Ser B (MBIA)	4.375%	5/1/2026	AA+	585	518,544
San Diego CA Unif Sch Dist Election 1998 Ser E-2 (FSA)	5.50%	7/1/2025	AAA	5,000	5,255,450
Santa Ana Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2026	A+	4,800	4,708,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)
TX St RIBs	6.058%	9/30/2011	Aa1		$11,000	$11,791,230
Yosemite Cmnty College Dist CA Election 2004 Ser C (FSA)	5.00%	8/1/2028	AAA		3,500	3,368,785
Total						150,963,805

Healthcare 16.93%
Abag Fin Auth For Nonprofit Corp CA Rev Childrens Hosp & Resh A	5.25%	12/1/2027	A		1,000	818,420
Abag Fin Auth For Nonprofit Corp CA Woods Oblig COP (ACA)	6.20%	11/1/2029	BBB-	(a)	1,000	729,740
Alachua Cnty FL Indl Dev Rev North FL Ret Village	5.875%	11/15/2036	NR		5,000	3,086,250
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB		7,000	3,539,550
AZ Hlth Fac Auth Rev AZ Hlthcare Pooled Fin C (FGIC)	5.50%	6/1/2014	NR		1,130	1,218,976
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		2,000	1,093,300
Brazos Cnty TX Hlth Fac Dev Franciscan Svcs Corp Oblig Grp	5.375%	1/1/2032	A-		1,615	1,180,339
CA Hlth Facs Fin Auth Rev Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		2,000	2,015,700
CA Hlth Facs Fing Auth CA Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		3,275	2,769,831
CA Statewide Cmntys Dev Auth Rev Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,067,820
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR		1,000	549,460
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		2,250	1,057,073
CT St Dev Auth Hlth Fac Rev Alzheimers Resh Ctr Pj	5.40%	8/15/2021	NR		880	583,449
Delaware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3		2,000	1,237,680
Delaware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3		2,500	1,381,475
Denver CO Hlth & Hosp Auth Hlthcare Rev Ser A	4.75%	12/1/2036	BBB		2,950	1,618,901
Erie Cnty OH Hosp Facs Rev Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A		1,000	895,790
Fargo ND Hlth Sys Rev Meritcare Oblig Grp A (MBIA)	5.375%	6/1/2027	AA		1,000	935,090
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR		2,000	1,197,940
Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast GA Ser A	5.50%	8/1/2028	A		6,325	5,231,091
Grant Cnty NM Rev Bayard Pj	5.00%	7/1/2033	AA		2,800	2,667,084
Halifax Hosp Med Ctr Rev Ser B2 (FSA)	5.375%	6/1/2031	AAA		3,905	3,578,503
Harris Cnty TX Hlth Facs Dev Corp Rev Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A		3,000	3,041,850
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR		2,700	1,555,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+	$3,250	$3,561,967
Hillsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3	5,000	3,525,250
Howard Cnty MD Ret Cmnty Rev Vantage House Fac Ser A	5.25%	4/1/2027	NR	1,500	890,445
Howard Cnty MD Ret Cmnty Rev Vantage House Fac Ser A	5.25%	4/1/2033	NR	2,000	1,091,980
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2028	NR	1,500	929,940
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2043	NR	1,350	760,604
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR	1,000	714,700
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR	1,500	1,010,370
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2037	NR	1,250	680,600
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2042	NR	1,250	667,325
IN Hlth & Edl Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.50%	3/1/2037	BBB	2,000	1,271,740
Jacksonville FL Hlth Facs Auth Brooks Hlth Sys	5.25%	11/1/2038	A	3,000	2,180,700
Johnson City TN Hlth & Edl Fac First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+	1,500	902,790
Johnston Mem Hosp Auth (FSA FHA)(b)	5.25%	10/1/2024	AAA	5,000	4,562,150
Kalamazoo Hosp Fin Auth MI Rev Reg Lkd Arcs & Levrrs (FGIC)	5.244%	6/1/2011	AAA	2,800	2,801,232
Kent Hosp Fin Auth MI Rev Met Hosp Pj Ser A	6.00%	7/1/2035	BBB	1,500	998,775
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-	4,000	2,464,360
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	A1	1,000	989,740
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.50%	4/15/2031	A1	750	714,128
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser A (MBIA)	Zero Coupon	10/1/2025	AA	3,690	1,142,129
LA Pub Facs Auth Rev Ochsner Clinic Fndtn Pj Ser A	5.375%	5/15/2043	A3	4,245	2,980,372
Lauderdale Cnty & Florence AL Hlthcare Rev Coffee Hlth Ser A (MBIA)	6.00%	7/1/2029	AA	1,000	847,870
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR	1,500	912,390
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR	2,000	1,139,920
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc(b)	5.00%	10/1/2030	A-	10,000	6,597,600
MA Hlth & Edl Facs Auth Caregroup Ser B2 (MBIA)	5.375%	2/1/2026	AA	1,000	805,140
MA Hlth & Edl Facs Auth Caregroup Ser B2 (MBIA)	5.375%	2/1/2027	AA	1,780	1,409,368
Manhattan KS Hlthcare Fac Rev Meadowlark Hills Ret A	5.00%	5/15/2029	NR	4,050	2,297,686
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-	1,000	653,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	6.00%	1/1/2028	BBB-	$1,720	$1,215,937
MI St Hosp Fin Auth Rev Trinity Hlth Ser A TCRS (AMBAC)	6.00%	12/1/2027	AA	1,000	964,910
Minneapolis & St. Paul MN Hsg & Redev Auth Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1	2,100	1,409,415
MN Agric & Econ Dev Bd Rev Unrefunded Bal Hlthcare Sys A (MBIA)	5.50%	11/15/2017	AA	45	45,304
Nassau Cnty NY Ind Dev Agy Continuity Care Ret Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR	2,150	1,707,981
NC Med Care Commn Ret Facs Rev First Mtg UTD Methodist C	5.50%	10/1/2032	NR	2,150	1,263,619
NH Hlth & Edl Facs Auth Rev	6.00%	10/1/2024	A+	250	239,218
NH Hlth & Edl Facs Auth Rev Dartmouth-Hitchcock Oblig Grp (FSA)	5.50%	8/1/2027	AAA	3,500	2,974,020
NH Hlth & Edl Facs Auth Rev Exeter Pj	5.75%	10/1/2031	A+	1,550	1,315,268
NH Hlth & Edl Facs Auth Rev The Memorial Hosp	5.25%	6/1/2036	Baa3	650	390,319
NH St Hlth & Ed Concord Hosp (FSA)	5.50%	10/1/2021	Aa3	710	700,990
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,440	865,526
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	549,830
Northhampton Cnty Gen Purp St. Luke’s Hosp Pj Ser A	5.25%	8/15/2024	BBB+	1,210	838,772
Northhampton Cnty Gen Purp St. Luke’s Hosp Pj Ser A	5.375%	8/15/2028	BBB+	1,675	1,114,562
NY St Dorm Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	3,250	2,174,802
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare B	4.75%	11/15/2036	A	1,000	664,330
Philadelphia Hosps & Higher Ed Facs Auth Rev Temple Univ Hosp Pj Ser A	6.625%	11/15/2023	BBB	4,000	3,028,920
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	Aa1	910	921,184
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	Aa1	1,000	980,450
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Fac Hosp de la Concepcion A	6.50%	11/15/2020	Aa1	410	423,091
RI St Hlth & Edl Bldg Corp Rev Roger Williams Rlty (FHA)	6.50%	8/1/2029	A-	1,240	1,163,839
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	597,110
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	635,998
Sarasota Cnty FL Pub Hosp Bd Rev Sarasota Mem Hosp Ser B (MBIA)	5.50%	7/1/2028	AA	1,905	1,622,165
Scottsdale Indl Dev Auth AZ Ref Scottsdale Hlthcare A	5.00%	9/1/2022	A3	1,250	1,056,575
Scottsdale Indl Dev Auth AZ Ref Scottsdale Hlthcare A	5.00%	9/1/2023	A3	1,000	831,280
Skagit Cnty WA Pub Hosp Dist No 1 Rev Skagit Vly Hosp	5.50%	12/1/2030	Baa2	750	428,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)
St. Paul MN Hsg & Redev Auth Hlthcare Fac Rev Healthpartners Oblig Grp Pj	5.25%	5/15/2036	Baa1		$2,000	$1,154,600
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+		2,000	1,158,820
Tarrant Cnty TX Cultural Ed Facs Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-		3,000	1,871,130
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Christus Hlth Ser A (AG)	6.25%	7/1/2028	AAA		1,500	1,480,050
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		3,000	1,757,940
WA St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Pj Ser A	5.625%	1/1/2038	NR		1,000	539,900
WV St Hosp Fin Auth WV Thomas Hlth Sys	6.25%	10/1/2023	NR		2,000	1,473,200
Total						132,114,866

Housing 1.65%
Dakota Cnty MN Cnty Dev Agy Sing Fam Rev Mtg Bkd Secs Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AAA		476	391,488
Dakota Cnty MN Hsg & Redev Auth Sing Fam Mtg Rev AMT (GNMA/FNMA)	5.85%	10/1/2030	AAA		30	25,593
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	(a)	4,300	2,373,858
ID Hsg Agy Sing Fam Mtg Ser F AMT (FHA/VA)	7.45%	7/1/2015	Aaa		25	25,078
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		2,195	1,415,621
LA St Citizens Ppty Corp Assmt Rev Ser B (AMBAC)	5.00%	6/1/2016	A		2,700	2,569,266
Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT (GNMA/FHLMC/FNMA)	6.40%	3/1/2029	Aaa		175	173,952
MI St Hsg Dev Auth Ltd Oblig Multi Fam Hsg Rev College Pg William Pavilion AMT (GNMA)	4.90%	4/20/2048	Aaa		1,000	677,690
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		1,250	704,787
Minneapolis MN Multi Fam Hsg Rev Mtg East Village South (GNMA)	6.10%	7/20/2020	Aaa		1,000	977,820
Minneapolis St. Paul MN Hsg Fin Rev Sing Fam Mtg Ser AB AMT (GNMA/FNMA)	6.25%	11/1/2030	AAA		105	98,894
Minneapolis St. Paul MN Hsg Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA		974	710,278
MN St Hsg Fin Agy Rsdl Hsg Fin Ser F AMT	5.40%	7/1/2030	AA+		1,020	806,228
MN St Hsg Fin Agy Sing Fam Mtg Ser E	5.90%	7/1/2025	AA+		120	109,735
MN St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+		120	119,564
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownr Ln Ser B-1 AMT (GNMA/FNMA)	6.25%	3/1/2031	AAA		85	83,675
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT (GNMA/FNMA)	Zero Coupon	3/1/2029	AAA		250	64,248
NC Hsg Fin Agy Sing Fam Rev Ser BB AMT	6.25%	3/1/2012	AA		270	270,254
New Orleans LA Fin Auth Mtg Rev Ser B-2 AMT (GNMA/FNMA)	6.00%	12/1/2018	Aaa		100	92,684
OK Hsg Fin Agy Sing Fam Mtg Ser B-1 (GNMA/FNMA)	5.30%	9/1/2026	Aaa		50	43,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Housing (continued)
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa		$1,110	$381,651
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Mtg Hmownr Ser D-2 AMT (GNMA/FNMA)	Zero Coupon	9/1/2030	Aaa		710	128,908
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Ser D-1 (GNMA/FNMA)	Zero Coupon	3/1/2029	Aaa		1,835	644,379
Total						12,888,665

Lease Obligations 2.77%
AZ St Ser A COP (MBIA)	5.00%	11/1/2020	AA		200	197,006
Goodyear Pub Impt Corp AZ	6.00%	7/1/2031	AA-		2,350	2,353,337
Gulf Coast Wst Disp Auth TX Swr & Solid Wst Disp Rev Anheuser Busch Pj AMT	5.90%	4/1/2036	BBB+		1,505	1,046,562
Henrico Cnty VA Econ Dev Auth Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	AA+		1,000	1,038,910
Lancaster Edl Assistance Sch Dist Lancaster Cnty Pj	5.00%	12/1/2029	A-		1,755	1,458,949
MO Dev Fin Bd Rev Branson Landing Pj Ser A	5.625%	12/1/2028	BBB+		3,000	1,928,820
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	AA-		1,470	1,302,317
NY St Urban Dev Corp NY Ref Svc Contract Ser B	5.25%	1/1/2025	AA-		5,000	4,821,800
PA Indl Dev Auth PA Ref Econ Dev	5.50%	7/1/2023	A-		3,000	2,994,030
Spartanburg Cnty SC Sch Dist McCarthy Teszler Pj (XLCA)	5.00%	3/1/2022	NR		1,000	995,170
St. Paul MN Port Auth Lease Rev Office Bldg	5.00%	12/1/2022	AA+		1,000	1,015,530
St. Paul MN Port Auth Lease Rev Office Bldg	5.25%	12/1/2027	AA+		1,000	1,011,190
VA Pub Sch Auth Rev Sch Fing 1997 Resolution Ser B	5.25%	8/1/2020	AA+		1,300	1,415,167
Total						21,578,788

Other Revenue 8.73%
Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		3,000	2,313,690
Bellevue WA Convtn Ctr Auth Spl Oblig Rev (MBIA)	Zero Coupon	2/1/2024	AA		1,400	613,550
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	750	523,140
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+	(a)	500	346,135
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	624,800
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	877,875
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR		1,000	607,570
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		2,325	1,679,254
CO Edl & Cultural Facs Auth CO New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		925	673,900
CO Edl & Cultural Facs Auth Rev Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		1,000	712,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)
CO Edl & Cultural Facs Auth Rev Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR		$1,215	$926,474
CO Edl & Cultural Facs Auth Rev Charter Sch North East Academy†	5.75%	5/15/2037	NR		860	540,828
Denver CO Convtn Ctr Hotel Auth Rev Sr (XLCA)	5.00%	12/1/2035	BBB-		1,875	1,100,081
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,555	844,987
FL Hurricane Catastrophe Fd Rev Ser A	5.00%	7/1/2014	AA-		3,000	2,998,560
George L Smith II GA World Congress Ctr Auth Rev AMT (MBIA)	5.50%	7/1/2020	AA		700	650,160
George L Smith II GA World Congress Ctr Auth Rev AMT (MBIA)	5.75%	7/1/2015	AA		1,500	1,509,285
Jacksonville FL Excise Taxes Ser C AMT (MBIA)	5.25%	10/1/2020	AA		1,000	961,370
LA Loc Govt Env Fac Cmnty Dev Auth Rev Pkg Fac Corp Garage Pj Ser A (AMBAC)	5.375%	10/1/2026	A		1,500	1,512,195
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,465	1,069,963
Larimer Cnty CO Sales & Use Tax Rev Fairgrounds & Events (MBIA)	5.00%	12/15/2019	AA		750	776,805
Maverick Cnty TX Pub Fac Corp Pj Ser A-1	6.375%	2/1/2029	NR		2,580	1,768,151
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.50%	7/1/2038	NR		2,200	1,270,896
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		1,400	887,082
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (FGIC)	9.118%#	4/1/2014	AA		4,800	4,395,024
Miami-Dade Cnty FL Spl Oblig Sub Ser A (MBIA)	Zero Coupon	10/1/2024	AA		3,000	1,138,140
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		1,700	857,735
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.50%	8/1/2022	NR		300	218,079
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.65%	8/1/2037	NR		250	156,973
MN St Ret Sys Bldg Rev	6.00%	6/1/2030	AAA		250	254,450
Mohave Cnty AZ Indl Dev Auth Rev Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		4,000	3,625,680
NY St Dorm Auth Rev Ser A	5.00%	3/15/2024	AAA		7,175	7,221,781
Orange Cnty FL Sales Tax Rev Ser B (FGIC)	5.125%	1/1/2032	AA		1,425	1,350,415
Osceola Cnty Tourist Dev Tax Rev Ser A (FGIC)	5.00%	10/1/2032	AA		1,400	1,274,924
Otero Cnty NM Jail Pj	5.75%	4/1/2018	NR		825	643,376
Otero Cnty NM Jail Pj	6.00%	4/1/2028	NR		1,400	943,068
Pima Cnty AZ Indl Dev Auth Ed Rev American Charter Schs Fndtn A	5.50%	7/1/2026	BBB	(a)	1,500	1,031,745
Pima Cnty AZ Indl Dev Auth Edl Rev American Charter Schs Fndtn A	5.625%	7/1/2038	BBB	(a)	2,000	1,281,760
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		1,000	613,500
Salt Verde Fin Corp Sr Gas Rv AZ	5.25%	12/1/2023	AA-		1,000	726,510
Spokane WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA)	5.75%	12/1/2028	AA		1,000	1,007,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR	$700	$510,531
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	381,996
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	609,650
St. Paul MN Port Auth Lease Rev Regions Hosp Pkg Ramp Pj Ser 1	5.00%	8/1/2036	NR	750	400,395
Sweetwater Cnty WY Solid Wst Disp Ref FMC Corp Pj AMT	5.60%	12/1/2035	BBB	7,465	4,444,586
Tampa FL Sports Auth Rev Tampa Bay Arena Pj (MBIA)	6.00%	10/1/2015	AA	450	502,232
Twp of Baytown MN Rev St. Croix Prep Academy Ser A	6.75%	8/1/2028	NR	1,455	1,093,913
TX St Pub Fin Auth Charter Sch Fin Corp Rev Cosmos Fndtn Ser A	5.375%	2/15/2037	NR	1,230	694,052
TX St Pub Fin Auth Charter Sch Fin Corp Rev Uplift Ed Ser A	5.875%	12/1/2036	BBB-	1,145	762,249
UT St Charter Sch Fin Auth Rev Noah Webster Academy Ser A	6.50%	6/15/2038	NR	1,000	687,500
VA Hsg Dev Auth Rev AMT Ser A-5	4.70%	7/1/2017	AAA	2,000	1,880,320
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR	1,000	719,140
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR	650	442,969
West Palm Beach FL Cmnty Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A	525	397,215
West Vly City UT Charter Sch Rev Monticello Academy†	6.375%	6/1/2037	NR	1,800	1,200,078
Willacy Cnty TX Loc Govt Corp Rev Pj Ser A-2	6.00%	9/1/2010	NR	900	857,286
Total					68,114,173

Pre-Refunded 8.69%
Adrian MI City Sch Dist (FSA)	5.00%	5/1/2034	AAA	1,500	1,707,285
CA St	5.25%	4/1/2034	AAA	5,000	5,795,750
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3	250	268,173
CO Hlth Fac Auth Rev Portercare Adventis Hlth	6.625%	11/15/2026	A2	2,000	2,278,780
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (MBIA)	Zero Coupon	8/1/2015	AA	765	523,092
Duluth MN Econ Dev Benedictine Hlth Sys St. Mary’s	5.25%	2/15/2028	A-	1,000	1,134,680
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	3,500	3,768,380
Greenville MI Pub Sch (FSA)	6.00%	5/1/2025	AAA	1,000	1,016,540
Highlands Cnty FL Facs Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	NR	2,000	2,238,220
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	AA+	5,400	6,255,144
Katy TX Indpt Sch Dist Ltd Tax (PSF GTD)	6.125%	2/15/2032	AAA	1,000	1,005,740
MD St Hlth & Higher Edl Facs Auth Rev North Arundel Hosp	6.50%	7/1/2026	A3	1,000	1,082,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Pre-Refunded (continued)
MD St Hlth & Higher Edl Facs Catholic Hlth Initiative Ser A	6.00%	12/1/2024	AA		$100	$106,073
MD St Hlth & Higher Edl Facs Univ MD Med Sys	6.75%	7/1/2030	A	(a)	1,950	2,118,051
MI St COP (AMBAC)	Zero Coupon	6/1/2022	A		2,000	1,053,560
MI St Hse Reps Cap Apprec COP (AMBAC)	Zero Coupon	8/15/2024	A		3,565	1,292,776
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev (FGIC)	6.375%	7/1/2029	A3		1,000	1,081,470
Milledgeville-Baldwin Cnty GA Fndtn GA St College & St Univ	6.00%	9/1/2033	AAA		3,000	3,597,360
New York City NY Ser A	6.00%	5/15/2030	AAA		2,155	2,320,310
New York City NY Unrefunded Bal Ser A	6.00%	5/15/2030	AA		20	20,161
NY St Dorm Auth Rev St Supp Debt Fashion Inst Tech (FSA)	5.50%	7/1/2030	AAA		115	123,694
Orange Cnty FL Hlth Facs Auth Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	AAA		1,000	1,136,060
Phoenix AZ Civic Impt Corp (FGIC)	6.00%	7/1/2024	AA+		2,400	2,593,488
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-		1,000	1,128,480
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	Baa3		95	106,606
RI St Econ Dev Corp Arpt Rev Ser B (FGIC)	6.00%	7/1/2020	A2		1,210	1,301,004
RI St Econ Dev Corp Arpt Rev Ser B (FGIC)	6.00%	7/1/2028	A2		1,200	1,290,252
RI St Hlth & Edl Bldg Corp Rev Hosp Fin Lifespan Oblig Grp	6.50%	8/15/2032	A-		1,000	1,155,500
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Alliance A	7.375%	12/15/2021	NR		2,000	2,238,900
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+		1,780	2,085,288
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+		240	281,162
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	NR		1,250	1,414,650
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	BBB+	(a)	750	848,790
Tampa Bay Wtr FL Util Sys Rev (FGIC)	6.00%	10/1/2024	AAA		2,000	2,213,040
Tyler TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1		1,500	1,673,700
Univ Central AR Rev Hsg Sys (FSA)	6.50%	1/1/2031	AAA		2,425	2,607,869
Upper Trinity Regl Wtr Dist TX Wtr Rev Sys Ser 4 (FGIC)	6.00%	8/1/2026	A-		3,025	3,248,578
WA St Higher Ed Facs Auth Rev Gonzaga Univ Pj (MBIA)	5.125%	4/1/2034	AA		1,000	1,149,220
Western WA Univ Rev Student Rec Fee (MBIA)	5.00%	5/1/2033	AA		20	22,080
WV St Ser D (FGIC)	6.50%	11/1/2026	Aa3		2,000	2,551,780
Total						67,834,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax 1.74%
Altoona IA Tax Allocation Annual Appropriation No 6-A	6.00%	6/1/2034	BBB+	$1,000	$642,360
Annawan IL Tax Inc Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	1,000	715,700
Apple Vly CA Redev Agy Tax Alloc Veda Pj Area	4.75%	6/1/2037	BBB+	1,000	671,180
Aurora City IL Tax Alloc East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,000	718,730
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,155,030
Branson Hills Infrastr Facs Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2027	NR	1,430	890,632
Branson Hills Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	658,583
CA St Unrefunded Bal	5.25%	4/1/2034	A+	5	4,518
Clark Cnty NV Impt Dist Spl Loc Imp 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	566,549
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev A	5.60%	5/1/2039	NR	750	398,880
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev B	5.50%	5/1/2017	NR	1,490	863,947
Gramercy Farms Cmnty Dev Dist FL Spl Assmt Ser A-1	5.25%	5/1/2039	NR	2,445	1,247,194
Lakeside Landings Cmnty Dev Dist FL Spl Assmt Ser A	5.50%	5/1/2038	NR	675	360,889
Legends Bay Cmnty Dev Dist FL Cap Impt Rev Ser B	5.50%	5/1/2014	NR	955	666,084
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,100	1,141,581
Salida CA Area Pub Fac Fin Agy Cmnty Fac Dist Spl Tax 1998-1 (FSA)	5.25%	9/1/2028	AAA	155	155,019
San Juan Cnty NM Tax/Motor Ref & Impt (IBC) (MBIA)	5.25%	5/15/2022	AA	165	171,161
Sparks Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	708,730
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	694,230
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	AA	1,500	1,171,635
Total					13,602,632

Tax Revenue 5.54%
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AAA	9,645	9,829,182
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AAA	6,135	6,252,155
Dallas Area Rapid Transit(b)	5.00%	12/1/2024	AAA	8,070	8,224,106
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AAA	7,160	7,296,729
Orange Cnty FL Ser A (MBIA)	5.00%	10/1/2021	AA	5,000	5,063,200
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	500	304,135
Sparks Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	Ba2	2,000	1,324,380
UT Transit Auth(b)	5.00%	6/15/2028	AAA	5,000	4,969,125
Total					43,263,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tobacco 1.73%
Badger Tob Asst Securitization Corp WI	6.375%	6/1/2032	BBB	$270	$209,895
Buckeye OH Tob Sttlmnt Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB	2,970	2,015,798
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BBB	2,940	1,646,047
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB	4,000	2,453,760
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB	5,385	2,930,302
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BBB	3,925	2,210,796
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB	195	108,740
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1(b)	5.75%	6/1/2047	BBB	4,000	1,951,740
Total					13,527,078

Transportation 10.95%
Alliance Arpt Auth Inc TX Spl Facs Rev FedEx Corp Pj AMT	4.85%	4/1/2021	BBB	5,000	3,365,400
AZ St Transn Bd Ser A	5.00%	7/1/2027	AAA	3,000	3,038,430
AZ St Transn Bd Ser A	5.00%	7/1/2030	AAA	5,000	5,003,700
Billings MT Arpt Rev AMT (MBIA)	6.10%	7/1/2016	AA	190	193,148
Billings MT Arpt Rev AMT (MBIA)	6.20%	7/1/2020	AA	2,775	2,736,955
Central Puget Sound WA Regl Transit Auth Sales Tax & Motor (FGIC)	5.25%	2/1/2021	AAA	1,750	1,840,178
Chicago IL O’Hare Intl Arpt Rev Ser A (FSA)	5.00%	1/1/2033	AAA	5,000	4,378,050
Dallas-Fort Worth TX Intl Arpt American Airlines Inc AMT	6.375%	5/1/2035	CCC+	2,025	745,423
Dallas-Fort Worth TX Intl Arpt Impt Jt Ser B AMT (FSA)	5.00%	11/1/2035	AAA	1,330	943,249
Dallas-Fort Worth TX Intl Arpt Rev Jt Ser B AMT (MBIA)	6.25%	11/1/2028	AA	1,000	893,100
Hl St Hwy	5.00%	1/1/2019	AA+	1,000	1,112,120
Houston TX Arpt Sys Rev Sub Lien Ser A AMT (FGIC)	5.50%	7/1/2012	AA	1,610	1,628,499
Los Angeles Dept of Arpts Rev Los Angeles Intl Arpt Ser A	5.50%	5/15/2021	AA	2,375	2,270,453
Metro WA Arpts Auth(b)	5.00%	10/1/2022	AA-	3,250	2,681,282
Metro WA Arpts Auth(b)	5.375%	10/1/2028	AA-	2,500	2,062,525
MI St Truck Line (FGIC)	5.00%	11/1/2021	AA+	2,000	2,061,180
Miami-Dade Cnty FL Aviation Miami Intl Arpt Hub Ser B (MBIA)	4.50%	10/1/2031	AA	520	402,844
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2	2,000	1,299,660
MO St Hwys & Transit Commn Rev First Lien Ser B	5.00%	5/1/2022	AAA	2,500	2,589,675
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	5,450	4,104,504
North TX Twy Auth Rev First Tier Ser A	6.00%	1/1/2025	A2	5,000	4,929,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	$8,705	$7,374,267
NY St Metro Transn Auth Rev Ser 2008 C	6.25%	11/15/2023	A	5,000	5,274,250
NY St Metro Transn Auth Rev Ser 2008 C	6.50%	11/15/2028	A	5,000	5,221,350
NY St Twy Auth Hwy & Brdg Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	4,990,050
NY St Twy Auth Rev Ser B	5.00%	4/1/2025	AA	9,500	9,201,510
Port of Seattle WA Spl Fac Rev Unrefunded Bal Ser C AMT (MBIA)	6.00%	9/1/2029	AA	1,085	883,288
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT (FSA)	6.125%	1/1/2027	AAA	495	444,564
Santa Rosa Bay Bridge Auth FL Rev Cap Apprec	Zero Coupon	7/1/2017	B2	1,200	564,372
St. Paul Port MN Port Auth Ltd Tax Brownfields Redev 2	5.00%	3/1/2037	AA+	895	857,159
Susquehanna Area Regl Arpt Auth PA Ser A AMT	6.50%	1/1/2038	Baa3	3,440	2,366,376
Total					85,456,861

Utilities 11.95%
American Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1	5,000	4,692,700
Aurora CO Ref First Lien Ser A	4.75%	8/1/2027	Aa3	1,000	930,390
Brazos River Auth TX Pollutn Ctrl Rev TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	Caa1	1,375	521,991
Brazos River Auth TX Wtr Rev Supply Sys Ser A AMT (MBIA)	5.00%	2/15/2028	AA	1,000	856,010
Cape Fear Pub Util Auth Rev	5.00%	8/1/2026	AA	5,000	5,052,900
Chicago IL Ref Second Lien (FSA)	5.00%	11/1/2028	AAA	2,750	2,552,138
Cnty of Tooele UT Union Pacific Pj A Rmkt	5.70%	11/1/2026	BBB	5,000	3,423,150
Delaware Cnty Indl Dev Auth PA Rev Res Recovery Fac Ser A	6.20%	7/1/2019	BB+	2,110	1,680,172
Detroit MI Wtr Supply Sys Sr Lien Ser A (MBIA)	5.00%	7/1/2034	AA	975	780,751
Emerald Coast FL Utils Auth Rev Sys (FGIC)	5.25%	1/1/2036	AA	1,000	915,320
Fort Wayne IN Pollutn Ctrl Rev Ref Gen Mtrs Corp Pj	6.20%	10/15/2025	Caa3	2,085	292,025
Gautier MI Util Dist Util Sys Rev (FGIC)	5.125%	3/1/2019	NR	425	434,329
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	2,800	1,710,912
KS St Dev Fin Auth Rev Pub Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1	310	310,000
Lewis Cnty Pub Util Dist No 1 WA Ser A (FSA)	5.00%	12/1/2027	Aa3	4,975	4,897,091
Los Angeles Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-	4,925	4,746,764
MA St Dev Fin Agy Solid Wst Disp Rev Dominion Enrg Brayton Point AMT	5.00%	2/1/2036	A-	2,200	1,450,680
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A (FGIC)	5.00%	10/1/2032	AA	1,000	913,150
MI St Strategic Fd Ltd Oblig (AMBAC)	7.00%	5/1/2021	A	500	583,560
Midlothian TX Wtr Dist (FSA)	Zero Coupon	9/1/2022	AAA	2,000	962,420
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,215	1,216,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.875%	4/1/2022	BBB	$2,500	$1,773,250
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	2,450	1,740,088
NC Eastern Muni Pwr Agy NC Ser A (AG)	5.25%	1/1/2019	AAA	5,000	4,873,050
NC Muni Pwr Agy No 1 Catawba NC Catawba Elec Ser A	5.25%	1/1/2020	A2	2,000	1,972,120
OK Muni Pwr Auth Rev Ser A	5.875%	1/1/2028	A	1,000	1,022,740
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Enrg B AMT	6.75%	12/1/2036	Ba3	4,000	2,562,440
Palm Beach Cnty Solid Wst Auth Rev Impt Ser B	5.50%	10/1/2028	AA	3,000	2,946,600
Pima Cnty AZ Indl Dev Auth Wtr & Wst Wtr Rev Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR	3,000	2,090,580
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2028	BBB-	740	638,050
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2044	BBB-	4,450	3,568,945
Riverside CA Issue D (FSA)	5.00%	10/1/2025	AAA	1,850	1,771,542
Sabine River Auth TX Pollutn Ctrl Rev TXU Enrg Co Pj Ser A	5.80%	7/1/2022	Caa1	1,000	583,400
Sabine River Auth TX Ref Southwestern Elec Co (MBIA)	4.95%	3/1/2018	AA	2,500	2,417,350
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2023	AAA	3,650	3,547,326
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2024	AAA	2,920	2,837,860
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2025	AAA	2,920	2,837,860
SD Conservancy Dist (AMBAC)	5.00%	8/1/2022	Aaa	2,470	2,498,973
TN Enrg Acq Corp Gas Rev Ser A	5.00%	9/1/2013	A1	2,500	2,217,000
TN Enrg Acq Corp Ser A	5.25%	9/1/2021	A1	2,100	1,574,664
TN Enrg Acq Corp Ser A	5.25%	9/1/2026	A1	11,900	8,071,175
UT Wtr Fin Agy Rev Pooled Ln Fin Pg (AMBAC)	5.125%	7/1/2023	Baa1	1,000	1,012,870
Western MN Muni Pwr Agy Ser A (MBIA)	5.00%	1/1/2026	A1	400	382,204
WV St Wtr Dev Auth Rev Ln Pg III Ser A AMT (AMBAC)	6.25%	7/1/2030	A	1,470	1,361,646
Total					93,224,304

Total Municipal Bonds (cost $970,188,624)					815,974,930

				Shares (000)
SHORT-TERM INVESTMENTS 2.77%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus				21,598	21,598,144
SSgA Tax Free Money Market Fund				5	4,490
Total Short-Term Investments (cost $21,602,634)					21,602,634
Total Investments in Securities 107.32% (cost $991,791,258)					837,577,564
Liabilities in Excess of Cash and Other Assets(c) (7.32%)					(57,119,731)
Net Assets 100.00%					$780,457,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  December 31, 2008

Open Futures Contracts at December 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2009	101	Short	$(13,942,734)	$(1,793,111)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 105.10%

Corporate-Backed 3.57%
CA Pollutn Ctrl Fing Auth Rev Browning Ferris Indl Inc Ser A	5.80%	12/1/2016	BBB	$1,080	$835,078
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A	2,500	1,853,225
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.00%	3/1/2037	A	975	708,923
Tob Securitization Auth Lease North CA Tob Sttlmnt Rev Asset Bkd Bds Ser A 1	5.375%	6/1/2038	BBB	1,000	538,610
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,250	1,357,357
Total					5,293,193

Education 4.67%
Abag Fin Auth For Nonprofit Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3	500	490,350
CA Edl Facs Auth Rev CA Lutheran Univ	5.25%	10/1/2021	Baa1	1,500	1,189,335
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Baa3	1,000	571,730
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	613,930
CA Muni Fin Auth Ed Rev American Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	605,080
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	789,717
CA St Unrefunded Bal	5.125%	6/1/2027	A+	5	4,685
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	739,220
CA Statewide Cmntys Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	1,285	812,236
San Bernadino Comnty College Dist CA Election 2002 Ser A	5.75%	8/1/2020	AA-	750	808,905
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D (FGIC)	Zero Coupon	8/1/2028	AA	1,000	289,350
Total					6,914,538

General Obligation 22.31%
Barstow CA Unif Sch Dist Ser A (FGIC)	5.00%	8/1/2026	A3	2,475	2,309,002
Berkeley CA Measure I-Animal Shelter Pj (AG)	4.625%	9/1/2037	AAA	1,320	1,109,156
CA St (b)	5.00%	9/1/2028	A+	10,000	8,948,700
CA St Previous Veterans Ser BJ AMT	5.70%	12/1/2032	AA-	640	536,403
CA St Var Purp	5.00%	4/1/2026	A+	1,450	1,337,842
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	Aa1	1,800	1,571,274
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2033	AA	1,000	934,810
Los Angeles Unif Sch Dist CA Drivers Ser 2048 (FSA) (b)	5.00%	7/1/2028	AAA	3,000	2,891,430
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001 (FGIC)	5.00%	8/1/2024	AA	1,060	1,041,959
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001 (FGIC)	5.25%	8/1/2022	AA	1,230	1,247,109
Montebello CA Unif Sch Dist Election of 2004 (FSA)	5.00%	8/1/2028	AAA	1,335	1,217,720

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)
Oak Vly CA Hosp Dist Election 2004 (FGIC)	5.00%	7/1/2033	A3		$500	$416,185
Oxnard CA Unif High Sch Dist Ser A (MBIA)	6.00%	2/1/2020	AA		650	669,039
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj (AMBAC)	Zero Coupon	8/1/2026	A		3,500	1,126,055
Pomona CA Unif Sch Dist (MBIA)	6.15%	8/1/2030	AA		1,000	955,190
Pomona CA Unif Sch Dist Ser A (MBIA)	6.55%	8/1/2029	AA		950	954,779
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-		995	772,369
Riverside CA Cmnty College Dist Unrefunded Bal Ser A (MBIA)	5.50%	8/1/2029	AA		15	15,207
Santa Ana Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2025	A+		1,650	1,633,731
Santa Ana Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2026	A+		1,000	980,850
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	A2		1,000	1,001,060
Yosemite Cmnty College Dist CA Election 2004 Ser C (FSA)	5.00%	8/1/2028	AAA		1,455	1,400,452
Total						33,070,322

Healthcare 9.53%
Abag Fin Auth For Nonprofit Corp CA Rev Childrens Hosp & Resh A	5.25%	12/1/2027	A		1,000	818,420
CA Hlth Facs Fin Auth Rev CA NV Methodist	5.00%	7/1/2036	A+		1,000	746,860
CA Hlth Facs Fin Auth Rev Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		1,000	1,007,850
CA Hlth Facs Fing Auth CA Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		2,500	2,114,375
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser A	5.50%	8/1/2031	A		1,225	1,013,528
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser B	5.55%	8/1/2031	A+		650	559,072
CA Infrastr & Econ Dev Bk Rev Scripps Res Instl Ser A	5.75%	7/1/2030	Aa3		1,500	1,483,575
CA Muni Fin Auth Ctfs Cmnty Hosps Central CA	5.25%	2/1/2037	Baa2		1,000	560,820
CA Statewide Cmntys Dev Auth Rev CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1		1,000	763,550
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth	5.25%	7/1/2035	BBB		1,675	954,616
CA Statewide Cmntys Dev Auth Rev Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,067,820
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		1,500	704,715
Rancho Mirage CA Jt Pwrs Fin Auth Rev Eisenhower Med Ctr Ser A	5.00%	7/1/2021	A3		1,000	857,370
Sierra View Loc Hlthcare Dist CA	5.25%	7/1/2032	A	(a)	1,000	689,980
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	5.50%	6/1/2031	A+		345	293,723
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	6.00%	6/1/2022	A+		500	490,505
Total						14,126,779

Lease Obligations 10.16%
CA St Pub Wrk Bd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A		1,550	1,361,334

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Lease Obligations (continued)
CA St Pub Wrk Bd Lease Rev Dept Gen Svcs Teale Data (AMBAC)	5.25%	3/1/2020	A		$1,000	$956,620
Los Angeles CA Convtn & Exhibit Ctr Auth Rev Bds Ser A	5.00%	8/15/2020	AA-		1,000	1,021,380
Los Angeles CA Muni Impt Corp Lease Rev Ser B 1 (FGIC)	5.00%	8/1/2027	AA		2,000	1,882,680
Los Angeles CA Muni Impt Corp Rev Cap Equip Ser A	5.00%	9/1/2025	AA-		2,000	1,888,260
Palm Springs CA Fin Auth Convention Ctr Pj Ser A (MBIA)	5.50%	11/1/2035	AA		1,000	894,680
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	731,570
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	A		2,575	2,467,803
San Mateo Cnty CA Jt Pwrs Fin Auth Rev Youth Svcs Campus Ser A	5.00%	7/15/2024	AA+		1,410	1,330,617
Santa Ana CA Unif Sch Dist Fin Pj COP (FSA)	Zero Coupon	4/1/2019	AAA		2,295	1,355,610
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B COP	5.50%	10/15/2037	BBB		2,000	1,164,700
Total						15,055,254

Other Revenue 3.19%
CA Muni Fin Auth Rev Bds High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(a)	850	620,687
CA Muni Fin Auth Rev OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,092,377
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	312,400
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	716,931
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR		1,250	759,462
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		1,000	812,910
Oakland CA Jt Pwrs Fin Auth Reassmt Rev	5.50%	9/2/2024	A-		405	407,807
Total						4,722,574

Pre-Refunded 14.71%
CA Edl Facs Auth Rev Pooled College/Univ Ser C ETM	6.50%	6/1/2020	Baa3		3,000	3,200,190
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2026	A1		1,145	1,254,645
CA St (AMBAC) (b)	5.00%	4/1/2031	AAA		10,000	11,479,400
CA Statewide Cmnty Dev Ref CHF Irvine LLC UCI East	5.00%	5/15/2038	Baa2		1,000	585,000
CSUCI Fin Auth Rev CA East Campus Cmnty Ser A (MBIA)	5.25%	9/1/2026	AA		2,000	2,189,920
El Monte CA City Sch Dist Ser A (FSA)	6.25%	5/1/2025	AAA		1,230	1,310,344
MSR Pub Pwr Agy CA San Juan Pj Rev Ser D ETM (MBIA)	6.75%	7/1/2020	AA		795	956,615

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Pre-Refunded (continued)
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa		$750	$821,655
Total						21,797,769

Special Tax 5.90%
Apple Vly CA Redev Agy Tax Alloc Veda Pj Area	4.75%	6/1/2037	BBB+		1,500	1,006,770
City of San Diego CA Spl Tax Cmnty Facs Dist No 4 Ser A	6.00%	9/1/2037	NR		1,000	704,300
Dana Point Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		550	369,787
Dana Point Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		940	620,381
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale A	5.00%	9/1/2036	NR		1,710	986,414
Los Angeles Cnty CA Pub Wks Fin Auth Los Angeles Regl Pk Open Space (FSA)	5.25%	10/1/2018	AAA		1,000	1,112,720
Redding CA Redev Agy Tax Alloc Shastec Redev Pj	5.00%	9/1/2029	BBB+		600	457,332
RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92-1 Ser A (AMBAC)	5.625%	9/1/2030	A		3,985	3,269,294
South Orange Cnty CA Pub Fin Auth Spl Tax Rev Ladera Ranch Ser A (AMBAC)	4.625%	8/15/2026	A		310	222,366
Total						8,749,364

Tax Revenue 3.62%
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Sr Ser A (FSA)	4.50%	7/1/2030	AAA		1,000	842,830
Los Angeles Cnty Metro Trans Auth Metro Trans Ser A (AG)	5.00%	7/1/2022	AAA		3,000	3,029,310
Los Angeles Cnty Metro Trans Auth Rev Prop A-1st Tier Sr Ser B	5.00%	7/1/2031	AAA		1,635	1,489,959
Total						5,362,099

Tobacco 0.78%
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		340	189,598
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1 (b)	5.75%	6/1/2047	BBB		1,400	780,696
Silicon Vly Tob Securitization Auth CA Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB+	(a)	3,500	184,870
Total						1,155,164

Transportation 4.13%
Fresno CA Arpt Rev Ser A (FSA)	5.50%	7/1/2030	AAA		1,500	1,324,725
Los Angeles Dept of Arpts Rev Los Angeles Intl Arpt Ser A	5.50%	5/15/2021	AA		2,350	2,246,553
Palm Springs CA Ref Sub Palm Springs Intl Arpt	5.30%	7/1/2013	NR		200	170,120
Palm Springs CA Ref Sub Palm Springs Intl Arpt	6.00%	7/1/2018	NR		250	200,762
Palm Springs CA Ref Sub Palm Springs Intl Arpt	6.40%	7/1/2023	NR		300	225,702
Palm Springs CA Ref Sub Palm Springs Intl Arpt	6.50%	7/1/2027	NR		260	187,034
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser CC (FSA)	5.25%	7/1/2033	AAA		1,000	823,530

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT (FSA)	6.125%	1/1/2027	AAA	$490	$440,074
San Francisco CA City & Cnty Commn Intl Arpt Rev AMT (FSA)	5.75%	1/1/2014	AAA	500	503,225
Total					6,121,725

Utilities 22.53%
CA Metro Wtr Dist of Southern CA Rev Ser B	5.00%	7/1/2022	AAA	1,500	1,531,815
CA Pollutn Ctrl Fin Auth Rev Pacific Gas/Elec Ser A AMT (MBIA)	5.35%	12/1/2016	AA	2,000	1,881,820
CA Pollutn Ctrl Fin Auth Solid Wst Disp Rev Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB	1,000	603,730
CA Pollutn Ctrl Fin Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB	1,000	669,130
CA St Department of Wtr Res Central Vly Pj Ser AE	5.00%	12/1/2026	AAA	4,000	4,038,680
Chino Basin Desalter Auth Ser A (AG)	5.00%	6/1/2027	AAA	2,000	1,858,100
City of Riverside CA Issue D (FSA)	5.00%	10/1/2027	AAA	2,550	2,383,587
Eastern Muni Wtr Dist COP Ser H	5.00%	7/1/2033	AA	2,500	2,238,775
Fresno CA Rev Ser A (AG)	5.00%	9/1/2025	AAA	1,530	1,506,117
Imperial CA Ref Wtr Fac COP (FGIC)	5.00%	10/15/2020	AA	3,250	3,007,517
Los Angeles CA Wtr & Pwr Rev Pwr Sys Sub Ser A-1 (FSA)	5.00%	7/1/2015	AAA	1,000	1,110,860
Los Angeles CA Wtr & Pwr Rev Pwr Sys Ser A-2	5.25%	7/1/2032	AA-	1,500	1,466,340
Northern CA Pwr Agy Rev Hydroelectronic No 1-C (AG)	5.00%	7/1/2024	AAA	1,760	1,711,917
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2038	BBB-	1,550	1,260,011
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2044	BBB-	1,000	802,010
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA	250	208,565
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2023	AAA	1,920	1,865,990
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2024	AAA	1,540	1,496,680
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2025	AAA	1,540	1,496,680
Sacramento Cnty CA Santn Dist Sacramento Regl Cnty Ser A (FGIC)	5.25%	12/1/2023	AA	1,500	1,567,935
Shasta CA Jt Pwrs Fin Auth Cnty Admin Bldg Pj Ser A (MBIA)	5.25%	4/1/2023	AA	675	678,503
Total					33,384,762

Total Municipal Bonds (cost $179,603,491)					155,753,543

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  December 31, 2008

Investments	Shares (000)	Value
SHORT-TERM INVESTMENT 1.85%

Money Market Mutual Fund
Dreyfus General CA Municipal Money Market Fund Class A (cost $2,747,671)	2,748	$2,747,671
Total Investments in Securities 106.95% (cost $182,351,162)		158,501,214
Liabilities in Excess of Cash and Other Assets(c) (6.95%)		(10,298,669)
Net Assets 100.00%		$148,202,545

Open Futures Contracts at December 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2009	80	Short	$(11,043,750)	$(1,207,274)

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 102.16%

Corporate-Backed 3.38%
CT St Dev Auth Govt Lease Rev (MBIA)	6.60%	6/15/2014	AA	$500	$500,465
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A	1,500	1,421,235
Sprague CT Envr Impt Intl Paper Co Pj Ser A AMT	5.70%	10/1/2021	BBB	900	581,904
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,000	1,206,540
Total					3,710,144

Education 28.39%
CT St Higher Edl Ln Auth Rev Ref Sr Fam Ed Ln Pg Ser A AMT (MBIA)	4.80%	11/15/2022	A1	2,065	1,687,084
CT St Hlth & Edl Facs Auth (AG)(b)	5.00%	7/1/2028	AAA	4,050	3,738,859
CT St Hlth & Edl Facs Auth (AG)(b)	5.00%	7/1/2033	AAA	1,500	1,384,763
CT St Hlth & Edl Facs Auth (AG)(b)	5.00%	7/1/2038	AAA	4,610	4,255,837
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2026	A-	450	431,266
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	A3	100	81,901
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A (RADIAN)	5.00%	7/1/2027	A3	100	81,128
CT St Hlth & Edl Facs Auth Rev CT College Ser E (MBIA)	5.25%	7/1/2022	AA	400	410,592
CT St Hlth & Edl Facs Auth Rev CT College Ser G (MBIA)	4.50%	7/1/2037	AA	620	512,672
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser N	5.00%	7/1/2026	A-	2,000	1,900,820
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser N	5.00%	7/1/2029	A-	2,000	1,846,580
CT St Hlth & Edl Facs Auth Rev Gunnery Sch (RADIAN)	5.35%	7/1/2031	BBB+	695	559,704
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser F (AMBAC)	4.00%	7/1/2022	A2	95	86,071
CT St Hlth & Edl Facs Auth Rev Norwich Free Academy Ser A (AMBAC)	5.00%	7/1/2034	A	1,250	1,194,525
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser H (AMBAC)	5.00%	7/1/2036	A	3,015	2,716,696
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (MBIA)	5.00%	7/1/2026	AA	3,000	2,911,500
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (MBIA)	5.00%	7/1/2027	AA	1,000	960,360
CT St Hlth & Edl Facs Auth Rev Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	A	465	450,125
CT St Hlth & Edl Facs Auth Rev Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	A	700	664,377
CT St Hlth & Edl Facs Auth Rev Sacrd Hrt Ser C	6.50%	7/1/2016	BBB	230	203,966
CT St Hlth & Edl Facs Auth Rev Trinity College Ser J (MBIA)	4.25%	7/1/2031	AA	1,000	816,490
CT St Hlth & Edl Facs Auth Rev Univ CT Fndtn Ser A	5.375%	7/1/2029	AA-	215	219,709
CT St Hlth & Edl Facs Auth Rev Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	A3	2,900	2,329,947
Univ CT Ser A	5.00%	4/1/2018	AA	1,580	1,721,078
Total					31,166,050

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation 19.81%
Bridgeport CT Ser C (FGIC)	4.75%	8/15/2021	AA	$1,000	$980,440
CT St Ser A	5.00%	4/15/2028	AA	2,555	2,577,458
CT St Ser B	4.75%	5/1/2023	AA	2,000	2,006,000
CT St Ser B	4.75%	5/1/2024	AA	2,000	1,991,260
CT St Ser B	5.00%	5/1/2025	AA	2,500	2,548,925
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A	1,470	1,463,620
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A	1,000	978,190
Montville CT	6.70%	6/15/2009	Aa3	550	563,524
Montville CT	6.70%	6/15/2010	Aa3	575	609,396
New Haven CT (AMBAC)	5.00%	11/1/2020	A	2,000	2,070,520
New Haven CT Ser A (AG)	4.75%	3/1/2028	AAA	1,145	1,057,156
New Haven CT Unrefunded Bal Ser B (FGIC)	5.00%	11/1/2019	A-	560	579,578
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,500	1,574,200
Puerto Rico Comwlth Pub Impt Bal Pub Impt	Zero Coupon	7/1/2018	BBB-	2,035	1,111,558
Puerto Rico Comwlth Ser A	5.375%	7/1/2033	BBB-	1,000	740,530
Puerto Rico Comwlth Unrefunded Bal Pub Impt (FSA)	5.125%	7/1/2030	AAA	945	787,535
Redding CT	6.60%	4/15/2010	Aaa	100	106,480
Total					21,746,370

Healthcare 11.05%
CT St Dev Auth Hlth Facs Rev Alzheimers Res Ctr CT Inc Pj	5.50%	8/15/2027	NR	1,380	834,389
CT St Dev Auth Rev Duncaster Inc Pj (RADIAN)	5.125%	8/1/2022	BBB+	235	187,311
CT St Hlth & Edl Facs Auth Rev Bridgeport Hosp Ser A (MBIA)	6.625%	7/1/2018	AA	1,250	1,250,838
CT St Hlth & Edl Facs Auth Rev Bristol Hosp Ser B (RADIAN)	5.50%	7/1/2021	BBB+	1,000	853,370
CT St Hlth & Edl Facs Auth Rev Catholic Hlth East Ser F (MBIA)	5.625%	11/15/2020	AA	325	325,016
CT St Hlth & Edl Facs Auth Rev Child Care Pg Ser C (AMBAC)	5.625%	7/1/2029	A	970	927,427
CT St Hlth & Edl Facs Auth Rev CT College Ser E (MBIA)	5.00%	7/1/2032	AA	1,050	1,006,593
CT St Hlth & Edl Facs Auth Rev Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	A3	1,345	909,381
CT St Hlth & Edl Facs Auth Rev Waterbury Hosp Issue Ser C (RADIAN)	5.75%	7/1/2029	BBB+	650	509,561
CT St Hlth & Edl Facs Auth Rev William W Backus Hosp Ser G (FSA)	5.00%	7/1/2035	AAA	1,000	858,990
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	A1	1,715	1,546,947
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2031	A1	3,500	2,920,960
Total					12,130,783

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing 1.06%
CT St Hsg Fin Auth Hsg Mtg Fin Ser F AMT (AMBAC)	4.90%	11/15/2035	AAA	$1,000	$715,620
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg (AMBAC)	5.85%	6/15/2030	A	500	445,265
Total					1,160,885

Lease Obligations 0.72%
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	789,080

Other Revenue 3.09%
CT St Hlth & Edl Facs Auth Rev Child Care Pg Ser F (AG)	5.00%	7/1/2031	AAA	1,750	1,674,838
CT St Hlth & Edl Facs Auth Rev Trinity College Ser H (MBIA)	4.75%	7/1/2023	AA	1,030	1,005,754
Puerto Rico Pub Impt Bldgs Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2036	BBB-	1,000	715,730
Total					3,396,322

Pre-Refunded 14.26%
Bridgeport CT Ser C (FGIC)	5.00%	8/15/2020	A-	500	534,105
CT St Hlth & Edl Facs Auth Rev CT St Univ Sys Ser E (FGIC)	5.00%	11/1/2033	AA	750	832,320
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I (MBIA)	5.25%	7/1/2019	AA	600	618,756
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I (MBIA)	5.50%	7/1/2029	AA	1,235	1,275,100
CT St Ser B	5.60%	6/15/2020	Aa3	250	264,083
New Haven CT EM Ser C (MBIA)	5.00%	11/1/2021	AA	10	11,005
New Haven CT Ser A (AMBAC)	5.00%	11/1/2021	A	30	31,108
New Haven CT Unrefunded Bal Ser A (AMBAC)	5.00%	11/1/2021	A	970	1,066,137
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,094,410
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D (FSA)	5.00%	7/1/2032	AAA	410	456,195
Puerto Rico Elec Pwr Auth Pwr Rev Ser II (FSA)	5.125%	7/1/2026	AAA	1,925	2,154,248
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN (MBIA)	5.00%	7/1/2032	AAA	1,500	1,699,740
Puerto Rico Elec Pwr Auth Rev Ser II	5.25%	7/1/2031	A3	1,000	1,123,290
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	821,655
Univ CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	425,225
Univ CT Rev Student Fee Ser A (FGIC)	5.75%	11/15/2020	Aa3	205	222,581
Univ CT Rev Student Fee Ser A (FGIC)	6.00%	11/15/2025	Aa3	500	545,160
Waterbury CT Ser A (FSA)	5.125%	4/1/2022	AAA	2,250	2,483,347
Total					15,658,465

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax 2.93%
CT St Spl Tax Oblig Transn Infrastr Ser A (AMBAC)	5.00%	8/1/2023	AA	$1,500	$1,526,100
Georgetown Spl Taxing Dist CT Ser A	5.125%	10/1/2036	NR	1,000	518,460
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	AA	1,500	1,171,635
Total					3,216,195

Tax Revenue 0.66%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	728,780

Tobacco 0.35%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	635	384,867

Transportation 0.42%
Puerto Rico Comwlth Hwy & Transn Rev Unrefunded Bal Ser D (FSA)	5.00%	7/1/2032	AAA	590	467,410

Utilities 16.04%
CT St Dev Auth Lt & Pwr B	5.95%	9/1/2028	Baa1	2,550	1,940,346
CT St Dev Auth Solid Wst Disp Facs Rev PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	1,500	1,010,130
CT St Dev Auth Wtr Fac Rev Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%	7/1/2036	NR	2,000	1,359,040
CT St Dev Auth Wtr Fac Rev Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%	7/1/2038	NR	3,700	2,748,730
CT St Dev Auth Wtr Fac Rev Bridgeport AMT TCRS (AMBAC)	6.15%	4/1/2035	A	500	420,405
CT St Dev Auth Wtr Fac Rev CT Wtr Pj Ser A AMT (FGIC)	5.00%	10/1/2040	A	500	376,760
CT St Muni Elec Enrg Co Op Pwr Supply Sys Rev Ser A (AMBAC)	5.00%	1/1/2022	Aa3	1,650	1,671,664
CT St Revolving Fd Ser A	5.00%	7/1/2021	AAA	1,350	1,416,096
Naugatuck CT Incineration Facs Pj Ser A AMT COP (AMBAC)	5.00%	6/15/2022	A2	250	224,928
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2038	BBB-	1,000	812,910
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2037	A3	1,500	1,049,775
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500	1,131,990
South Central CT Regl Wtr Auth Wtr Sys Rev 22nd Ser (FSA)	5.00%	8/1/2038	AAA	2,000	1,743,300
Stamford CT Wtr Pollutn Ctrl Sys & Fac Rev Ser A	5.00%	11/15/2032	AA+	1,000	978,120
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	1,000	721,820
Total					17,606,014

Total Municipal Bonds (cost $127,000,678)					112,161,365

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND  December 31, 2008

Investments	Shares (000)	Value
SHORT-TERM INVESTMENT 0.52%

Money Market Mutual Fund
Dreyfus CT Municipal Cash Management (cost $570,816)	571	$570,816
Total Investments in Securities 102.68% (cost $127,571,494)		112,732,181
Liabilities in Excess of Cash and Other Assets(c) (2.68%)		(2,942,766)
Net Assets 100.00%		$109,789,415

Open Futures Contracts at December 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2009	118	Short	$(16,289,531)	$(1,740,608)

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 101.04%

Corporate-Backed 1.83%
HI St Dept Trans Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B	$950	$713,279
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,250	1,357,357
Total					2,070,636

Education 5.56%
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu (RADIAN)	4.75%	1/1/2036	BBB+	1,000	817,590
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu (RADIAN)	5.00%	1/1/2026	BBB+	100	91,736
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute (RADIAN)	4.625%	1/1/2036	BBB+	500	388,435
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute (RADIAN)	5.00%	1/1/2026	BBB+	1,000	894,400
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj (AMBAC)	5.65%	10/1/2016	A	845	845,372
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj (AMBAC)	5.70%	10/1/2025	A	380	351,466
Univ of HI Ser A (MBIA)	4.125%	10/1/2026	AA	1,670	1,402,933
Univ of HI Ser A (MBIA) (FSA)	5.00%	7/15/2024	AAA	1,500	1,504,650
Total					6,296,582

General Obligation 32.04%
HI Cnty HI Ser A (FGIC)	5.60%	5/1/2013	AA	1,780	1,968,377
HI Cnty HI Ser A (FSA)	5.00%	7/15/2023	AAA	1,000	1,007,230
HI Cnty HI Ser A (MBIA)	5.00%	7/15/2024	AA	1,000	1,004,770
HI Cnty HI Ser A (MBIA)	5.25%	7/15/2023	AA	595	607,275
HI Cnty Ser A	5.00%	7/15/2020	AA-	1,150	1,181,567
HI St Ser BZ	6.00%	10/1/2010	AA	500	531,465
HI St Ser BZ	6.00%	10/1/2012	AA	500	562,030
HI St Ser CA (FGIC)	8.00%	1/1/2013	AA	2,000	2,405,580
HI St Ser CZ (FSA)	5.25%	7/1/2018	AAA	1,000	1,053,600
HI St Ser DE (MBIA)	5.00%	10/1/2012	AA	2,000	2,164,580
HI St Ser DE (MBIA)	5.00%	10/1/2024	AA	1,000	1,006,860
HI St Ser DG (AMBAC)	5.00%	7/1/2016	AA	1,000	1,091,210
HI St Ser DI (FSA)	5.00%	3/1/2020	AAA	1,000	1,044,530
HI St Ser DK	5.00%	5/1/2026	AA	2,500	2,522,075
HI St Ser DK	5.00%	5/1/2027	AA	2,500	2,510,925
Honolulu HI City & Cnty Ser A (FSA)	5.00%	7/1/2021	AAA	1,070	1,118,910
Honolulu HI City & Cnty Ser A (FSA)	5.00%	7/1/2022	AAA	1,525	1,580,464
Honolulu HI City & Cnty Ser A (FSA)	5.00%	7/1/2028	AAA	3,295	3,262,610
Honolulu HI City & Cnty Ser B (MBIA)	5.00%	7/1/2018	AA	1,000	1,067,810
Honolulu HI City & Cnty Ser D (MBIA)	5.00%	7/1/2023	AA	2,000	2,030,960
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2026	AA	250	242,595
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2029	AA	1,000	940,100
Kauai Cnty HI Ser A (MBIA)	5.50%	8/1/2021	AA	1,630	1,671,060
Maui Cnty HI (MBIA)	5.00%	3/1/2025	AA	1,000	1,010,480

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Maui Cnty HI Ser A (MBIA)	5.00%	7/1/2023	AA	$1,040	$1,054,903
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	1,000	629,680
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,330	1,032,413
Total					36,304,059

Healthcare 3.21%
HI St Dept Bdgt & Fin HI Kahala Nui Pj Ser A	8.00%	11/15/2033	NR	100	82,136
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+	1,505	1,649,465
HI St Dept Bdgt & Fin Spl Purp Rev Kahala Nui Pj Ser A	6.75%	11/15/2009	NR	500	494,925
HI St Dept Bdgt & Fin Rev Kahala Nui Pj Ser A	7.875%	11/15/2023	NR	500	437,565
Kuakini HI Hlth Sys Spl Purp Rev Ser A	6.30%	7/1/2022	BBB-	1,000	828,180
Puerto Rico Indl Tourist Ed & Mutuo Oblig Grp Ser A (MBIA)	6.25%	7/1/2024	AA	150	150,003
Total					3,642,274

Housing 1.56%
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B (FNMA)	5.30%	7/1/2028	AAA	850	766,700
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B (FNMA)	5.45%	7/1/2017	AAA	1,005	1,005,101
Total					1,771,801

Lease Obligations 1.53%
HI St Dept Hawaiian Home Kapolei Office Fac Ser A COP (FSA)	5.00%	11/1/2031	Aa3	1,000	943,300
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	789,080
Total					1,732,380

Other Revenue 0.88%
HI St Cap Dist Kapolei St Office Ser A COP (AMBAC)	5.00%	5/1/2018	A	475	481,455
HI St Cap Dist St Office COP (MBIA)	5.50%	5/1/2020	AA	500	511,005
Total					992,460

Pre-Refunded 22.91%
HI Cnty HI Ser A (FGIC)	5.50%	7/15/2017	A+	1,045	1,141,652
HI St Dept Bdgt & Fin Spl Purp Rev Kaiser Permanente Ser A	5.15%	3/1/2015	AAA	1,250	1,268,662
HI St Hwy Rev (FSA)	5.50%	7/1/2020	AAA	1,100	1,170,642
Hi St Second Ser CR (FSA)	6.90%	7/1/2012	AA	820	873,407
HI St Ser CT (FSA)	5.875%	9/1/2019	AAA	1,175	1,225,419
HI St Ser CU (MBIA)	5.25%	10/1/2020	AA	1,700	1,804,873
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev (FSA)	5.25%	7/1/2031	AAA	100	108,887

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
Honolulu HI City & Cnty Ser A (FSA)	5.125%	9/1/2021	AAA	$600	$649,326
Honolulu HI City & Cnty Wtr ETM TCRS (FGIC)	6.00%	12/1/2015	Aa2	1,000	1,215,660
Kauai Cnty HI (FGIC)	6.125%	8/1/2024	A+	580	623,993
Kauai Cnty HI Ser A (MBIA)	5.50%	8/1/2021	AA	865	948,663
Maui Cnty HI Ser A (FGIC)	6.10%	3/1/2020	AA	500	533,310
Maui Cnty HI Ser A (MBIA)	5.00%	3/1/2022	AA	750	824,190
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	Aaa	1,000	1,205,170
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y (IBC) (MBIA)	5.50%	7/1/2036	AA	250	300,347
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,094,410
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	3,000	3,333,090
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser A	5.375%	10/1/2024	AAA	300	305,736
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser A	5.50%	10/1/2032	AAA	200	202,920
Puerto Rico Elec Pwr Auth Pwr Rev Ser II (FSA)	5.125%	7/1/2026	AAA	1,330	1,488,390
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.25%	7/1/2036	BBB-	1,465	1,603,311
Univ HI Univ Sys Rev (FGIC)	5.125%	7/15/2032	Aa3	1,100	1,223,981
Univ HI Univ Sys Rev Ser A (FGIC)	5.50%	7/15/2029	Aa3	2,500	2,813,650
Total					25,959,689

Special Tax 1.67%
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser B	5.00%	7/1/2046	BBB+	1,000	682,340
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser C (AMBAC)	5.50%	7/1/2028	A	1,500	1,210,875
Total					1,893,215

Tax Revenue 1.62%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	728,780
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	4.25%	10/1/2029	AA	500	330,415
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	AA	1,000	781,090
Total					1,840,285

Tobacco 0.41%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	765	463,659

Transportation 9.53%
HI St Hbr Sys Rev Ser A AMT (FSA)	5.00%	1/1/2031	AAA	3,500	2,985,465
HI St Hbr Sys Rev Ser A AMT (FSA)	5.25%	1/1/2027	AAA	1,450	1,323,386
Hl St Hwy	5.00%	1/1/2019	AA+	1,000	1,112,120
HI St Hwy Rev Ser A (FSA)	5.00%	7/1/2023	AAA	2,000	2,008,780

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Puerto Rico Comwlth Hwy & Trans Auth Rev (FSA) (AG)	5.50%	7/1/2025	AAA	$2,000	$1,857,840
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser CC (FSA)	5.25%	7/1/2033	AAA	1,000	823,530
Puerto Rico Comwlth Hwy & Transn Auth Rev St Infrastr Bk	5.00%	7/1/2022	BBB	20	16,299
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser M	5.00%	7/1/2046	BBB+	1,000	675,300
Total					10,802,720

Utilities 18.29%
HI St Dept Bdgt & Fin Spl Purp Rev Elec Co & Subsidiaries Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	1,000	780,480
HI St Dept Bdgt & Fin Spl Purp Rev Hawaiian Elec Co Ser A AMT (FGIC)	4.65%	3/1/2037	Baa1	1,000	568,090
HI St Dept Bdgt & Fin Spl Purp Rev Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1	1,500	951,525
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev Ser B AMT (MBIA)	5.25%	7/1/2021	AA	1,335	1,272,055
Honolulu HI City & Cnty Ser 2851 (FSA)(b)	5.00%	7/1/2032	NR	10,000	9,328,900
Honolulu HI City & Cnty Wst Sr Ser A (FGIC)	5.00%	7/1/2024	AA	2,785	2,798,758
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2028	AA	1,000	948,470
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA	1,000	834,260
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	779,170
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2038	BBB-	1,000	812,910
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2044	BBB-	1,000	802,010
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2027	BBB-	555	416,971
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	600	433,092
Total					20,726,691

Total Investments in Municipal Bonds 101.04% (cost $122,202,017)					114,496,451
Liabilities in Excess of Cash and Other Assets(c) (1.04%)					(1,177,700)
Net Assets 100.00%					$113,318,751

Open Futures Contracts at December 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2009	69	Short	$(9,525,234)	$(1,106,334)

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 97.65%

Corporate-Backed 2.30%
MO St Dev Fin Bd Solid Wst Disp Rev Procter & Gamble Paper Pj AMT	5.20%	3/15/2029	AA-	$1,150	$979,064
MO St Envr Impt & Enrg Res Auth MO KC Pwr & Lt Co Pj	4.90%	5/1/2038	A3	1,500	1,446,750
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,500	904,905
Total					3,330,719

Education 6.40%
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA	2,000	2,061,720
Lincoln Univ MO Auxiliary Sys (AG)	5.00%	6/1/2027	AAA	500	495,230
Lincoln Univ MO Auxiliary Sys (AG)	5.125%	6/1/2037	AAA	1,250	1,202,050
MO St Hlth & Edl Facs Auth Rev Washington Univ	5.00%	2/15/2033	AAA	3,000	2,958,480
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	5.00%	2/15/2022	AAA	600	619,722
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	5.25%	3/15/2018	AAA	375	428,081
Univ MO Univ Rev Sys Facs Ser B (IBC) (MBIA)	5.00%	11/1/2027	AA	1,500	1,503,405
Total					9,268,688

General Obligation 5.67%
Jackson Cnty MO Reorg Sch Dist No 7 Lee’s Summit Sch Bldg (MBIA)	5.25%	3/1/2022	Aa2	1,000	1,044,130
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	1,509,450
Puerto Rico Comwlth Pub Impt Ser A (IBC) (MBIA)	5.50%	7/1/2029	AA	1,000	799,270
St. Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AAA	3,320	3,390,815
St. Louis Cnty MO Sch Dist No R-8 Lindbergh (MBIA)	Zero Coupon	3/1/2018	AA	2,080	1,456,666
Total					8,200,331

Healthcare 11.32%
Boone Cnty MO Hosp Ctr	5.75%	8/1/2028	A3	1,500	1,283,415
Cape Girardeau Cnty MO Indl Dev Auth Hlthcare Facs Rev Unrefunded Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+(a)	260	178,802
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-(a)	1,500	769,305
Hannibal MO Indl Dev Auth Hlth Facs Rev	5.00%	3/1/2022	BBB+	835	581,377
Joplin MO Indl Dev Auth Hlth Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+	2,500	1,689,425
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA	5,000	4,597,450
MO St Hlth & Edl Facs Auth MO SSM Hlthcare Ser A	5.00%	6/1/2028	AA-	2,000	1,774,700
MO St Hlth & Edl Facs Auth MO St. Luke’s Hlth Ser 2005A (FSA)	5.50%	11/15/2028	AAA	1,850	1,849,852
MO St Hlth & Edl Facs Auth Rev Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-(a)	3,680	2,144,152
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR	1,510	854,464

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
St. Louis Cnty MO Indl Dev Auth Sr Living Facs Rev St. Andrew’s Resh for Srs Ser A	6.375%	12/1/2041	NR	$1,000	$655,970
Total					16,378,912

Housing 3.18%
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA	660	629,746
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg B AMT (GNMA/FNMA)	4.70%	9/1/2026	AAA	1,860	1,396,934
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Rev AMT (GNMA/FNMA)	5.375%	9/1/2022	AAA	535	495,148
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT (GNMA/FNMA)	Zero Coupon	3/1/2029	AAA	500	128,495
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT (FHA)	4.875%	7/1/2037	AA	1,500	1,060,170
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA	530	387,085
MO St Hsg Dev Commn Rev Multi Fam Hsg Met Vlg 5 AMT (FHA)	4.75%	7/1/2021	AA	615	499,706
Total					4,597,284

Lease Obligations 12.26%
Cape Girardeau Cnty MO Bldg Corp Reorg Sch Dist R-02 Leasehold Jackson R-II HS (MBIA)	5.25%	3/1/2026	AA	1,000	1,012,410
Grandview MO COP (FGIC)	5.00%	1/1/2027	A3	1,700	1,562,640
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,471,335
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser A (MBIA)	5.00%	12/1/2018	Aa3	1,385	1,481,867
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser B	5.00%	12/1/2031	Aa3	1,000	962,990
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	AA-	2,000	2,055,080
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	585	433,976
MO Dev Fin Bd Cultural Facs Nelson Gallery Fndtn Ser A (MBIA)	5.00%	12/1/2030	AA	3,300	3,273,798
MO St Dev Fin Bd Infrastr Facs Rev Branson Landing Pj Ser A	5.00%	6/1/2035	BBB+	1,220	659,007
Puerto Rico Pub Impt Bldgs Govt Facs I GTD	5.25%	7/1/2033	BBB-	2,465	1,790,478
Puerto Rico Pub Impt Bldgs Govt Facs Ser C GTD	5.75%	7/1/2018	BBB-	1,000	926,940
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%	11/1/2027	A1	500	428,595
St. Louis MO Muni Fin Corp Police Cap Impts Sales Tax (FSA)	5.00%	2/15/2023	AAA	1,675	1,688,333
Total					17,747,449

Other Revenue 13.37%
Kansas City MO East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AAA	1,000	1,002,130
Kansas City MO East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AAA	1,860	1,847,575

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
Kansas City MO Muni Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	$1,100	$1,112,782
MO Dev Fin Bd Cultural Facs Rev Ser B	5.00%	6/1/2037	AAA	2,000	1,961,240
MO St Bd of Pub Bldgs Ser A	5.00%	10/15/2027	AA+	7,500	7,543,725
MO St Dev Fin Bd Infrastr Facs Crackerneck Creek Pj Ser C	5.00%	3/1/2028	A+	1,000	895,950
MO St Dev Fin Bd Midwest Resh Instl Pj	4.50%	11/1/2027	Baa2	1,000	593,410
MO St Dev Fin Bd Midwest Resh Instl Pj	5.00%	11/1/2022	Baa2	1,000	710,110
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-	235	253,104
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-	1,470	1,393,884
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	381,996
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	609,650
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	A	2,000	1,049,980
Total					19,355,536

Pre-Refunded 11.31%
Bowling Green MO Sch Dist R-I Bldg Corp Leasehold Rev (MBIA)	5.85%	3/1/2020	Baa1	1,000	1,053,300
Cape Girardeau Cnty MO Indl Dev Hlthcare Southeast MO Hosp	5.75%	6/1/2032	NR	1,340	1,501,658
MO St Bonne Terre Prison Pj Ser A COP (AMBAC)	5.15%	6/1/2018	Aa2	1,015	1,030,215
MO St Dev Fin Bd Infrastr Facs Rev Hartman Heritage Ctr Pj Ser A (AMBAC)	5.875%	4/1/2020	Baa1	1,000	1,011,810
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	6.00%	3/1/2030	Aaa	850	905,139
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,802,070
MO St Hlth & Edl Facs Auth Rev Webster Univ (MBIA)	5.25%	4/1/2021	Baa1	2,000	1,855,200
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	1,000	1,111,030
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	AAA	1,185	1,349,134
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	Baa3	35	39,276
St. Louis Cnty MO Pattonville No R-3 Sch Dist MO Direct Deposit Pg (FGIC)	6.00%	3/1/2019	AA-	845	899,815
St. Louis MO Arpt Rev Arpt Dev Pg Ser A (MBIA)	5.25%	7/1/2031	AAA	2,000	2,172,620
St. Louis MO Muni Fin Corp Leasehold Rev Carnahan Courthouse Ser A (FGIC)	5.125%	2/15/2027	NR	1,500	1,644,840
Total					16,376,107

Special Tax 3.01%
Branson Hills Infrastr Facs Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2027	NR	1,375	856,378

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB	$1,000	$843,330
Kansas City MO Tax Inc Fing Comm Tax Inc Rev Kansas City MO Maincor Pj Ser A	5.25%	3/1/2018	NR	500	385,460
Osage Beach MO Tax Inc Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	601,680
Riverside Quindaro Bend Levee Dist MO lmpt Rev L 385 Pj (RADIAN)	5.00%	3/1/2017	BBB+	795	833,446
Stone Canyon Cmnty Impt Dist MO Rev Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	830,401
Total					4,350,695

Tax Revenue 2.84%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	800	583,024
St. Louis MO Muni Fin Corp Rec Sales Tax Leasehold Rev (AMBAC)	5.00%	2/15/2037	A	4,000	3,525,320
Total					4,108,344

Tobacco 0.46%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	1,100	666,699

Transportation 5.79%
Bi St Dev Agy MO Met Dist Rev Metrolink Cross Cnty Pj B (FSA)	5.00%	10/1/2032	AAA	3,500	3,150,910
MO St Hwys & Transit Commn Rev First Lien Ser B	5.00%	5/1/2022	AAA	2,500	2,589,675
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser CC (FSA)	5.25%	7/1/2033	AAA	1,000	823,530
St. Louis MO Ref Lambert Intl Arpt Ser A (FSA)	5.00%	7/1/2025	AAA	2,000	1,820,880
Total					8,384,995

Utilities 19.74%
Metro St. Louis Swr Dist MO Rev Ser A	5.75%	5/1/2038	AA+	1,760	1,825,754
Metro St. Louis MO Swr Dist Wst Wtr Sys Rev Ser A (MBIA)	5.00%	5/1/2034	AA+	4,250	4,113,362
MO Jt Muni Elec Util Cmnty Pwr Iatan 2 Pj Ser A (AMBAC)	5.00%	1/1/2034	A3	1,000	862,680
MO Jt Muni Elec Util Cmnty Pwr Pj Rev Plum Point Pj (MBIA)	5.00%	1/1/2034	AA	5,000	4,110,500
MO Jt Muni Elec Util Cmnty Pwr Pj Rev Ser A (AMBAC)	5.00%	1/1/2023	A3	3,000	2,833,140
MO St Envr Impt & Enrg Res Auth Rev Union Elec Co Pj	5.45%	10/1/2028	Baa1	2,475	2,011,655
MO St Envr Impt & Enrg Res Auth Wtr Fac American Wtr Co Pj AMT (AMBAC)	4.60%	12/1/2036	A	1,000	702,020
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,060	1,060,975
MO St Envr Impt & Enrg Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa	220	220,130

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
MO St Envr Impt & Enrg Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa	$240	$240,146
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA	1,250	1,042,825
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	779,170
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2038	BBB-	1,550	1,260,011
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2044	BBB-	1,000	802,010
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR (XLCA)	5.00%	7/1/2025	A3	1,000	781,590
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500	1,131,990
St. Charles Cnty MO Pub Wtr Supply Dist No 2 COP (MBIA)	5.125%	12/1/2027	Baa1	3,000	3,017,910
St. Joseph MO Indl Dev Auth Spl Oblig Rev Sew Sys Impts Pj	5.00%	4/1/2027	A	1,325	1,251,184
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	730	526,929
Total					28,573,981

Total Investments in Municipal Bonds 97.65% (cost $159,967,816)					141,339,740
Cash and Other Assets in Excess of Liabilities(c) 2.35%					3,407,714
Net Assets 100.00%					$144,747,454

Open Futures Contracts at December 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2009	45	Short	$(6,212,109)	$(781,598)

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 96.35%

Corporate-Backed 7.33%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB	$750	$360,360
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT (FGIC)	5.375%	5/1/2032	NR	5,000	3,805,750
NJ Econ Dev Auth Amer Wtr Middlesex Wtr Co Pj AMT (MBIA)	5.35%	2/1/2038	AA	2,500	1,891,050
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	675	562,417
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	320	160,841
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	520,430
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,000	603,270
Total					7,904,118

Education 19.89%
Higher Ed Student Assist Auth NJ Student Ln Rev Ser A AMT (MBIA)	6.15%	6/1/2019	AA	465	432,845
NJ Econ Dev Auth Sch Facs Constr Ser 0	5.25%	3/1/2025	AA-	1,085	1,062,953
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2024	AA-	1,525	1,510,451
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2026	AA-	1,000	969,720
NJ St Edl Facs Auth City Univ Ser E (AG)	5.00%	7/1/2028	Aa2	5,000	4,795,600
NJ St Edl Facs Auth College of NJ (FSA)	5.00%	7/1/2028	AAA	3,000	2,909,160
NJ St Edl Facs Auth Kean Univ Ser D (FGIC)	5.00%	7/1/2032	AA	500	463,015
NJ St Edl Facs Auth Kean Univ Ser D (FGIC)	5.00%	7/1/2039	AA	1,000	908,110
NJ St Edl Facs Auth Ref Stevens Inst Technology Ser A	5.00%	7/1/2034	BBB+	1,000	642,710
NJ St Edl Facs Auth Rev Georgian Court Univ Ser D	5.25%	7/1/2037	BBB+	750	492,848
NJ St Edl Facs Auth Rev Rider Univ Ser C (RADIAN)	4.70%	7/1/2027	A3	1,000	787,970
NJ St Edl Facs Auth Rev Seton Hall Univ Ser E	6.00%	7/1/2028	A	2,400	2,427,888
NJ St Edl Facs Auth Rev William Paterson Ser E (XLCA)	5.00%	7/1/2027	A2	2,500	2,354,625
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AAA	1,725	1,698,418
Total					21,456,313

General Obligation 11.09%
Essex Cnty NJ Impt Auth Pj Rev Cons GTD (AMBAC)	5.25%	12/15/2018	A1	2,000	2,147,320
Gloucester Cnty Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,481,500
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1	1,410	1,466,922
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,200,696
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	283,820
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	449,491
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	1,509,450
Pohatcong Twp NJ Sch Dist (FSA)	5.25%	7/15/2026	AAA	1,335	1,442,147
Puerto Rico Comwlth Pub Impt CR (FSA)	4.50%	7/1/2023	AAA	1,000	831,630

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	$190	$142,749
Rahway NJ (FSA)	4.125%	12/15/2026	Aa3	5	4,429
Total					11,960,154

Healthcare 22.14%
Burlington Cnty NJ Bridge Commn Econ Dev Rev The Evergreens Pj	5.625%	1/1/2038	NR	1,000	564,030
Camden Cnty NJ Impt Auth Hlthcare Redev Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	760	410,514
NJ Econ Dev Auth Ret Cmty Rev Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR	1,500	821,580
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	500	300,530
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	549,830
NJ Econ Dev Auth Rev Masonic Charity Fndtn Pj	6.00%	6/1/2025	A-	1,000	819,740
NJ Hlthcare Fac Fin Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A+	2,000	1,636,160
NJ Hlthcare Fac Fin Auth Rev Atlanticare Regl Med Ctr	5.00%	7/1/2037	A+	1,000	742,790
NJ Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1	2,000	1,337,960
NJ Hlthcare Fac Fin Auth Rev Hackensack Univ Med Ctr (AG)	5.25%	1/1/2031	Aa2	2,100	1,945,209
NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.00%	7/1/2036	Baa2	1,700	1,035,878
NJ Hlthcare Fac Fin Auth Rev Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-	600	481,470
NJ Hlthcare Fac Fin Auth Rev Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2	3,000	2,592,390
NJ Hlthcare Fac Fin Auth Rev Somerset Med Ctr	5.50%	7/1/2033	Ba2	1,130	614,178
NJ Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.00%	7/1/2046	A3	1,540	1,077,615
NJ Hlthcare Fac Fin Auth Rev St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	Baa2	1,000	725,730
NJ Hlthcare Fac Fin Auth Rev Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-	1,000	651,030
NJ Hlthcare Fac Fin Auth Rev Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-	1,000	643,460
NJ Hlthcare Facs Fing Auth Rev Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	AA-	5,000	4,527,950
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	Aa1	415	420,100
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	Aa1	1,000	980,450
Puerto Rico Indl Tourist Edl & Mutuo Oblig Grp Ser A (MBIA)	6.25%	7/1/2024	AA	1,000	1,000,020
Total					23,878,614

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing 2.06%
NJ Econ Dev Auth Ref Cranes Mill Pj	5.00%	6/1/2015	BBB-(a)	$815	$650,680
NJ St Hsg & Mtg Fin Agy Rev Sing Fam Hsg Ser T AMT	4.625%	10/1/2027	AA	2,000	1,479,180
Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A AMT (GNMA)	6.50%	3/1/2025	NR	100	95,535
Total					2,225,395

Lease Obligations 5.84%
Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	A3	1,000	797,330
NJ Econ Dev Auth Rev Ser U (FSA)	5.00%	9/1/2023	AAA	2,030	2,015,303
NJ Econ Dev Auth Rev Ser U (FSA)	5.00%	9/1/2024	AAA	1,000	978,690
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	AA-	1,000	885,930
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	731,570
Puerto Rico Pub Impt Bldgs Govt Facs I GTD	5.25%	7/1/2033	BBB-	1,230	893,423
Total					6,302,246

Other Revenue 7.49%
Hudson Cnty NJ Impt Auth Hudson Regl Fire/Rescue Ser A (AMBAC)	5.625%	9/1/2019	Baa1	100	102,345
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	1,300	655,915
Monmouth Cnty NJ Impt Auth Rev Unrefunded Bal Govt Ln (MBIA)	6.40%	12/1/2009	AA	195	195,195
NJ Econ Dev Auth Motor Vehicle Surcharge Rev Ser A (MBIA)	5.00%	7/1/2034	AA	75	62,189
NJ Econ Dev Auth Muni Rehab (AMBAC)	5.00%	4/1/2028	AA-	1,130	1,046,832
NJ Envr Infrastr Tr Rev Ser C	5.00%	9/1/2021	AAA	3,000	3,209,190
NJ St Edl Facs Auth Rev Richard Stockton College Ser F (MBIA)	5.00%	7/1/2031	A3	2,765	2,428,500
Rahway NJ COP (MBIA)	5.625%	2/15/2020	Baa1	365	375,968
Total					8,076,134

Pre-Refunded 2.94%
Carteret NJ Bd Ed COP (MBIA)	5.75%	1/15/2030	Baa1	80	84,759
Carteret NJ Bd Ed COP (MBIA)	6.00%	1/15/2024	Baa1	430	456,677
North Bergen Twp NJ Bd Ed COP (FSA)	6.125%	12/15/2022	Aa3	1,185	1,299,068
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	310	368,339
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	AAA	790	899,423
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	Baa3	20	22,443
South Brunswick Twp NJ (FGIC)	5.625%	12/1/2023	AA	45	46,907
Total					3,177,616

Special Tax 0.35%
NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	700	376,845

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue 0.56%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	$825	$601,243

Tobacco 1.29%
Tob Sttlmnt Fin Corp NJ Cap Apprec Asset Bkd 1C	Zero Coupon	6/1/2041	BBB-	25,000	638,000
Tob Sttlmnt Fin Corp NJ Ser 1A	4.75%	6/1/2034	BBB	1,000	477,820
Tob Sttlmnt Fin Corp NJ Ser 1A	5.00%	6/1/2041	BBB	575	279,588
Total					1,395,408

Transportation 11.55%
NJ St Transn Tr Fd TCRS (AMBAC)	5.25%	12/15/2022	AA-	1,500	1,516,230
NJ St Transn Tr Fd Trans Sys Ser A (MBIA)	5.25%	12/15/2021	AA	5,000	5,151,600
Port Auth NY & NJ Cons 125th Ser (FSA)	5.00%	10/15/2027	AAA	5,000	4,892,350
Port Auth NY & NJ Cons 152nd	5.75%	11/1/2030	AA-	1,000	900,180
Total					12,460,360

Utilities 3.82%
North Hudson Swr Auth NJ Rev Ser C (MBIA)	5.00%	8/1/2022	Baa1	1,025	1,031,591
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2038	BBB-	1,000	812,910
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2044	BBB-	1,000	802,010
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000	754,660
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	1,000	721,820
Total					4,122,991

Total Municipal Bonds (cost $125,143,852)					103,937,437

				Shares (000)
SHORT-TERM INVESTMENT 1.18%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $1,274,272)				1,274	1,274,272
Total Investments in Securities 97.53% (cost $126,418,124)					105,211,709
Cash and Other Assets in Excess of Liabilities(c) 2.47%					2,660,439
Net Assets 100.00%					$107,872,148

Open Futures Contracts at December 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2009	105	Short	$(14,494,922)	$(1,635,748)

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 102.22%

Corporate-Backed 7.46%
Broome Cnty NY Indl Dev Agy Univ Plaza Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	$500	$267,700
Essex Cnty NY Indl Dev Agy Intl Paper Co Pj Ser A AMT	4.60%	12/1/2030	BBB	1,400	681,800
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	10,000	7,610,400
New York City NY Indl Dev Agy Spl Fac Rev British Airways AMT	5.25%	12/1/2032	BB+	2,245	1,090,105
New York City NY Indl Dev Agy Spl Fac Rev JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	1,000	423,060
New York City NY Indl Dev Agy United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa1	1,250	1,229,262
NY Indl Dev Agy Pkg Fac Rev Royal Charter NY Presbyterian (FSA)	5.75%	12/15/2029	AAA	1,000	1,034,660
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.00%	12/1/2023	BB	1,000	595,270
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.25%	12/1/2016	BB	1,000	782,360
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,222,445
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,665	1,004,445
Yonkers NY Indl Dev Agy Rev Sacred Heart Assocs Pj Ser A AMT (SONYMA)	4.80%	10/1/2026	Aa1	750	625,215
Total					16,566,722

Education 15.69%
Albany NY Indl Dev Agy Civic Fac Rev Albany College Pharmacy Ser A	5.625%	12/1/2034	BBB-	700	448,147
Albany NY Indl Dev Agy Civic Fac Rev Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB	1,000	607,740
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.00%	5/1/2023	BBB-	500	349,155
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.10%	5/1/2031	BBB-	1,075	658,040
Hempstead Twn NY Indl Dev Agy Civic Fac Rev Hofstra Univ Pj (MBIA)	5.80%	7/1/2015	AA	750	750,473
Nassau Cnty NY Ind Dev Agy Continuing Care Ret Amsterdam At Harborside Ser A	6.50%	1/1/2027	NR	1,000	736,860
New York City NY Indl Dev Agy Civic Fac Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BB+	1,000	676,420
New York City NY Indl Dev Agy Civic Rev NY Institute of Tech (MBIA)	5.25%	3/1/2023	AA	100	102,501
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	874,456
NY St Dorm Auth Lease Rev Cap Apprec Court Fac	Zero Coupon	8/1/2021	AA+	3,265	1,733,682
NY St Dorm Auth New York Univ Ser C	5.00%	7/1/2029	AA-	5,000	4,844,200
NY St Dorm Auth Rev Colgate Univ (MBIA)	6.00%	7/1/2016	AA	1,000	1,150,150
NY St Dorm Auth Rev Fordham Univ Ser B (AG)	5.00%	7/1/2023	AAA	1,000	1,008,260
NY St Dorm Auth Rev Fordham Univ Ser B (AG)	5.00%	7/1/2027	AAA	2,405	2,353,870
NY St Dorm Auth Rev Master Boces Pg	5.25%	8/15/2028	A+	3,375	3,127,072

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
NY St Dorm Auth Rev New York Univ Ser A (AMBAC)	5.75%	7/1/2015	AA-	$2,000	$2,212,640
NY St Dorm Auth Rev Pratt Institute (RADIAN)	6.00%	7/1/2024	BBB+	1,000	967,710
NY St Dorm Auth Rev Pratt Institute (RADIAN)	6.00%	7/1/2028	BBB+	2,000	1,855,360
NY St Dorm Auth Rev Rochester Inst Technology Ser A	6.25%	7/1/2029	A1	2,750	2,829,172
NY St Dorm Auth Rev Spl Act Sch Dist Pj (MBIA)	6.00%	7/1/2016	AA	1,400	1,400,952
NY St Dorm Auth Rev Univ Ser B	5.00%	7/1/2027	AA-	1,500	1,358,745
NY St Dorm Auth Revs 4201 Schs Pg	6.25%	7/1/2020	AA-	1,685	1,755,551
Oneida Cnty NY Indl Dev Agy Rev Hamilton College Civic Fac	5.00%	9/15/2027	Aa2	2,565	2,522,011
Rensselaer Cnty NY Indl Dev Agy Civic Fac Rev Polytech Inst Ser B TCRS (AMBAC)	5.50%	8/1/2022	A	200	204,226
Seneca Cnty NY Indl Dev Agy Civic Fac Rev New York Chiropractic College	5.00%	10/1/2027	BBB	500	319,435
Total					34,846,828

General Obligation 12.80%
New York NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	10,000	9,282,300
New York NY Unrefunded Bal Ser J	5.50%	6/1/2022	AA	200	202,402
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,000	2,415,120
NY St Dorm Auth Revs Non St Supp Debt Sch Dist Fing Pg Ser C (FSA)	5.00%	10/1/2032	AAA	1,425	1,367,530
NY St Urban Dev Corp(b)	5.00%	12/15/2026	AAA	4,790	4,764,274
NY St Urban Dev Corp(b)	5.00%	12/15/2027	AAA	1,920	1,909,688
NY St Urban Dev Corp(b)	5.00%	12/15/2025	AAA	3,290	3,272,330
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB-	2,000	1,766,420
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB-	1,500	1,206,975
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,090	846,113
Puerto Rico Comwlth Unrefunded Bal 07 Pub Impt (IBC) (MBIA)	5.00%	7/1/2028	AA	355	265,192
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	190	142,749
Syracuse NY Indl Dev Agy Sch Fac Rev Syracuse City Sch Dist Ser A (FSA)	5.00%	5/1/2027	AAA	1,000	984,600
Total					28,425,693

Healthcare 10.66%
Albany NY Indl Dev Agy Civic Fac Rev St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	BBB+	1,500	1,030,695
Albany NY Indl Dev Agy Civic Fac Rev St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	710,190
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	BBB+	1,750	1,601,547
Genesee Cnty NY Indl Dev Agy Civic Fac Rev United Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	563,430
Madison Cnty NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	508,665
Madison Cnty NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	498,667

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
New York City NY Hlth & Hosp Corp Rev Hlth Sys Ser A	5.50%	2/15/2023	A+	$1,000	$958,310
New York City NY Indl Dev Agy Rev Hrbr House Pj A (GNMA)	5.875%	5/20/2044	AA+	595	545,984
NY St Dorm Auth Lenox Revs Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	2,000	1,416,280
NY St Dorm Auth Mem Sloan Kettering Sub Ser A2	5.00%	7/1/2026	AA	5,000	4,665,550
NY St Dorm Auth Muni Hlth Facs Lease Sub 2-4	5.00%	1/15/2028	AA-	1,000	926,820
NY St Dorm Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	1,338,340
NY St Dorm Auth Rev Mental Hlth Svc Fac (IBC) (MBIA)	6.00%	8/15/2012	AA	1,460	1,585,239
NY St Dorm Auth Rev Mtg Nursing Home A (FHA) (MBIA)	5.40%	2/1/2031	AA	285	259,906
NY St Dorm Auth Rev Mtg Nursing Home A (FHA) (MBIA)	5.50%	8/1/2030	AA	1,000	922,880
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BB	1,935	1,262,162
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2036	BB	1,265	637,661
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	A	1,000	1,060,090
NY St Dorm Auth Revs Catholic Hlth Long Island Oblig Grp	5.00%	7/1/2027	Baa1	1,250	869,862
NY St Dorm Auth Revs Lenox Hill Hosp Oblig Grp	5.50%	7/1/2030	Ba1	1,500	914,205
Suffolk Cnty NY Indl Dev Agy Civic Fac Rev Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,280	813,914
Suffolk Cnty NY Indl Dev Agy Civic Fac Rev Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	581,090
Total					23,671,487

Housing 4.24%
New York City NY Hsg Dev Corp Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	1,500	1,201,845
New York City NY Hsg Dev Corp Multi Fam Hsg Rev Ser L AMT	4.85%	11/1/2025	AA	3,205	2,451,985
NY St Dorm Auth Rev Upstate Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,003,770
NY St Hsg Fin Agy Multi Fam Hsg Rev Division Street Ser A AMT (SONYMA)	5.00%	2/15/2026	Aa1	635	501,269
NY St Mtg Agy Hmownr Mtg Rev Ser 133 AMT	4.95%	10/1/2021	Aa1	2,000	1,653,640
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	1,667,776
NY St Mtg Agy Rev Hmownr Mtg Ser 70	5.40%	4/1/2022	Aa1	70	66,417
NY St Mtg Agy Rev Ser 156	5.20%	10/1/2028	Aa1	1,000	873,360
Total					9,420,062

Lease Obligations 12.54%
New York City NY Edl Constr Fd Rev Ser A (FGIC)	5.00%	4/1/2031	AA	10,215	9,473,493

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Lease Obligations (continued)
New York City NY Indl Dev Agy Civic Fac Rev USTA Natl Tennis (FSA)	5.00%	11/15/2023	AAA		$1,830	$1,856,114
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	A		1,000	711,910
New York City Trans Fin Auth NY Fiscal 2007 Ser S1 (FGIC)	5.00%	7/15/2026	AA		6,150	5,927,370
New York City Trans Fin Auth NY Fiscal 2008 Ser S1	5.00%	1/15/2028	AA-		5,000	4,634,100
NY St Urban Dev Corp Rev St Fac	5.70%	4/1/2020	AA-		4,150	4,516,321
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	731,570
Total						27,850,878

Other Revenue 5.23%
Albany NY Indl Dev Agy Civic Fac Rev Brighter Choice Charter Ser A	5.00%	4/1/2027	BBB-	(a)	1,000	656,510
Albany NY Indl Dev Agy Civic Fac Rev Brighter Choice Charter Ser A	5.00%	4/1/2037	BBB-	(a)	1,000	587,140
Broome Cnty NY Indl Dev Agy Rev Univ Plaza LLC Phase 1 Pj A (ACA)	5.20%	8/1/2030	NR		750	432,090
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase 1 Pj A (ACA)	5.20%	8/1/2036	NR		1,000	544,610
New York City NY Tr Cultural Res Rev Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2		2,500	2,405,675
New York City NY Tr Cultural Res Rev Lincoln Ctr Ser C	5.75%	12/1/2018	A+		2,500	2,685,325
NY St Urban Dev Corp Rev St Personal Income Tax Ser B	5.00%	3/15/2032	AAA		2,250	2,140,155
Puerto Rico Pub Impt Bldgs Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	BBB-		265	205,224
Ulster Cnty NY Indl Dev Agy Civic Fac Rev Ser A	6.00%	9/15/2027	NR		3,000	1,947,570
Total						11,604,299

Pre-Refunded 6.23%
Albany NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A (FGIC)	6.375%	12/1/2017	NR		650	688,675
Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev (FSA)	6.00%	7/1/2029	AAA		500	517,820
New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B	6.00%	6/15/2033	AAA		1,470	1,558,082
New York City Transn Fin Auth Fut Tax 2004 Ser C	5.50%	5/1/2025	AAA		5	5,125
NY St Dorm Auth Rev Pace Univ (MBIA)	6.00%	7/1/2029	AA		1,610	1,742,310
NY St Dorm Auth Rev St Supp Debt 2007 Mental Hlth Ser B (MBIA)	6.00%	2/15/2025	AA		10	10,540
NY St Dorm Auth Rev St Supp Debt 2007 Mental Hlth Ser B (MBIA)	6.00%	2/15/2030	AA		10	10,541
NY St Dorm Auth Rev St Supp Debt Unrefunded Bal 2007 Mental B (MBIA)	6.00%	2/15/2025	AA		5	5,270
NY St Dorm Auth Rev St Supp Debt Unrefunded Bal 2007 Mental B (MBIA)	6.00%	2/15/2030	AA		5	5,270

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
NY St Dorm Auth Rev Supp Debt Mental Hlth Svcs Ser B (MBIA)	6.00%	2/15/2025	AA	$100	$105,405
NY St Dorm Auth Rev Supp Debt Mental Hlth Svcs Ser B (MBIA)	6.00%	2/15/2030	AA	100	105,405
Puerto Rico Comwlth Aqueduct & Swr Auth Rev ETM	10.25%	7/1/2009	AAA	80	81,622
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.50%	7/1/2027	BBB+	2,000	2,157,320
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	AAA	1,500	1,641,615
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	310	368,339
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	555	607,431
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	1,000	1,095,540
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2027	BBB-	735	804,391
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.625%	7/1/2020	AA+	115	123,816
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.75%	7/1/2030	AA+	1,500	1,617,750
Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev (AMBAC)	5.75%	4/1/2020	A3	545	581,886
Total					13,834,153

Tax Revenue 2.60%
New York City Transnl Fin Auth Rev Fiscal 2009 Ser S-1	5.375%	7/15/2024	AA-	5,000	5,042,550
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	728,780
Total					5,771,330

Tobacco 0.62%
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	2,445	1,383,503

Transportation 12.40%
Metro Transn Auth NY Transn Ser A	5.00%	11/15/2031	A	5,000	4,302,400
New York City NY Indl Dev Agy Spl Fac 1990 America Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+	2,635	1,120,007
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	2,000	1,506,240
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3	1,250	1,009,813
Niagara NY Frontier Auth Arpt Buffalo Niagara Intl Ser B (MBIA)	5.50%	4/1/2019	AA	690	674,123
NY St Thruway Auth NY Ser H (FGIC)	5.00%	1/1/2030	AA	5,000	4,685,000
NY St Thruway Auth Rev Triborough Bridge & Tunnel Auth Ser B	5.00%	4/1/2028	AA	2,000	1,865,460
Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr	5.00%	7/1/2028	BBB	1,000	745,940
Triborough Bridge & Tunnel Auth NY Gen Ser A	5.00%	11/15/2027	Aa2	1,875	1,845,637

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Auth Rev	4.75%	11/15/2030	Aa2	$5,455	$4,940,593
Triborough NY Bridge & Tunnel Auth Rev Ser C	5.00%	11/15/2029	Aa2	5,000	4,842,350
Total					27,537,563

Utilities 11.75%
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.00%	6/15/2029	AA+	3,500	3,360,350
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.125%	6/15/2030	AA+	6,500	6,240,650
NY St Enrg Resh & Dev Auth	6.95%	7/1/2026	A+	8,000	7,796,560
NY St Envr Facs Corp Solid Wst Mgmt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500	1,318,755
NY St Envr Facs Corp St Clean Wtr & Drinking Ser B	4.75%	6/15/2032	AA+	5,000	4,442,550
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2038	BBB-	1,550	1,260,011
Puerto Rico Elec Pwr Auth Ser PP (FGIC)	5.00%	7/1/2025	AA	2,000	1,574,040
Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Unrefunded Bal (AMBAC)	5.75%	4/1/2020	A3	105	108,509
Total					26,101,425

Total Municipal Bonds (cost $263,299,172)					227,013,943

				Shares (000)
SHORT-TERM INVESTMENT 2.11%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $4,683,658)				4,684	4,683,658
Total Investments in Securities 104.33% (cost $267,982,830)					231,697,601
Liabilities in Excess of Cash and Other Assets(c) (4.33%)					(9,624,649)
Net Assets 100.00%					$222,072,952

Open Futures Contracts at December 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2009	137	Short	$(18,912,422)	$(2,160,571)

See Notes to Schedule of Investments.

6

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2008.
TCRS	Transferable Custodial Receipts.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate represents the rate at December 31, 2008.
(a)	This investment has been rated by Fitch IBCA.
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2 for details of Municipal Bonds Held in Trust.

(c)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
CIFG	CIFG Guaranty
FHLMC	Federal Home Loan Mortgage Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
RADIAN	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

Notes to Schedules of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following seven portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”)
Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”)
Lord Abbett Missouri Tax-Free Income Fund (“Missouri”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

Each Fund is non-diversified as defined under the Act, except for National.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.  At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.  Each Fund will record an unrealized gain (loss) based on the amount of variation margin.  Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year end.  As of December 31, 2008, each Fund had open futures contracts.

(d)

When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)

Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”).  A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities.  A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund.  Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities.  Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis.  Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses

Notes to Schedules of Investments (unaudited)(continued)

of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.  The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At December 31, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
National	$70,020,000	1.18% - 1.90%	$129,153,008
California	14,700,000	1.35% - 2.10%	28,959,576
Connecticut	5,080,000	2.65%	9,379,459
Hawaii	5,000,000	3.42%	9,328,900
New York	14,990,000	1.15% - 1.18%	28,829,592

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset value per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(f)

Fair Value Measurements-Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk –for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing each Fund’s investments carried at value:

Notes to Schedules of Investments (unaudited)(concluded)

	National		California
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$21,602,634	$(1,793,111)	$2,747,671	$(1,207,274)
Level 2 - Other Significant Observable Inputs	815,974,930	—	155,753,543	—
Total	$837,577,564	$(1,793,111)	$158,501,214	$(1,207,274)

	Connecticut		Hawaii
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$570,816	$(1,740,608)	$—	$(1,106,334)
Level 2 - Other Significant Observable Inputs	112,161,365	—	114,496,451	—
Total	$112,732,181	$(1,740,608)	$114,496,451	$(1,106,334)

	Missouri		New Jersey
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(781,598)	$1,274,272	$(1,635,748)
Level 2 - Other Significant Observable Inputs	141,339,740	—	103,937,437	—
Total	$141,339,740	$(781,598)	$105,211,709	$(1,635,748)

	New York
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$4,683,658	$(2,160,571)
Level 2 - Other Significant Observable Inputs	227,013,943	—
Total	$231,697,601	$(2,160,571)

* Other Financial Instruments represent futures contracts.

3.  FEDERAL TAX INFORMATION

As of  December 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Loss
National	$921,463,106	$11,479,611	$(165,385,153)	$(153,905,542)
California	167,647,514	2,319,279	(26,165,579)	(23,846,300)
Connecticut	122,462,086	1,571,838	(16,381,743)	(14,809,905)
Hawaii	117,222,629	3,182,313	(10,908,491)	(7,726,178)
Missouri	160,110,356	1,756,463	(20,527,079)	(18,770,616)
New Jersey	126,350,431	804,978	(21,943,700)	(21,138,722)
New York	252,943,643	2,063,885	(38,299,927)	(36,236,042)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

Item 2:                                Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2009